Rule 497(b)
                                                     Registration No. 333-48713

                            EQUITY SECURITIES TRUST,
                          SERIES 18, SIGNATURE SERIES,
              ZACK'S FASTEST GROWING BLUE CHIP COMPANIES TRUST AND
                  ZACK'S FASTEST GROWING SMALL COMPANIES TRUST


Equity Securities Trust, Series 18, Signature Series, Zacks' Fastest Growing Blue Chip Companies Trust and Zacks' Fastest Growing Small Companies Trust (the "Trust") consists of two separate underlying unit investment trusts designated as Zacks' Fastest Growing Blue Chip Companies Trust ("Blue Chip Trust") and Zacks' Fastest Growing Small Companies Trust ("Small Companies Trust") (Blue Chip Trust and Small Companies Trust may hereinafter be referred to as the "Trust" or "Trusts"). The Sponsor is Reich & Tang Distributors, Inc. The objective of the Blue Chip Trust is to seek total return through a combination of capital appreciation and current dividend income. The Blue Chip Trust seeks to achieve its objective by selecting the ten common stocks from among the thirty stocks comprising the Dow Jones Industrial Average ("DJIA") which are expected to experience the greatest earnings per share growth, as selected by the portfolio consultant, Zacks Investment Research ("Zacks"). The objective of the Small Companies Trust is to seek capital appreciation. The Small Companies Trust seeks to achieve its objective by selecting the twenty common stocks of the companies which are expected to experience the greatest earnings per share growth, as selected by Zacks. The Sponsor cannot give any assurance that the Trusts' objectives will be achieved. The Name "Dow Jones Industrial Average" is the property of the Dow Jones & Company, Inc., which is not affiliated with the Sponsor and has not participated in any way in the creation of the Trusts or in the selection of the stocks included in the Trusts and have not reviewed or approved any information included in this Prospectus. The Dow Jones & Company, Inc. has not granted to the Trusts or the Sponsor a license to use the Dow Jones Industrial Average. The value of the Units of the Trusts will fluctuate with fluctuations in the value of the underlying securities in the Trust. Therefore, Unitholders who sell their Units prior to termination of the Trusts may receive more or less than their original purchase price upon sale. No assurance can be given that dividends will be paid or that the Units will appreciate in value. The Trusts will terminate approximately two years after the Initial Date of Deposit. Minimum Purchase: 100 Units.

This prospectus consists of two parts. Part A contains the Summaries of Essential Information including descriptive material relating to the Trust and the Statements of Financial Condition of the Trusts. Part B contains general information about the Trusts. Part A may not be distributed unless accompanied by Part B. Please read and retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trusts which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of the Units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these Units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.
--------------------------------------------------------------------------------



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                     Prospectus Part A dated April 30, 1999


828854.1

OBJECTIVE. The Trust consists of two separate underlying unit investment trusts designated as Zacks' Fastest Growing Blue Chip Companies Trust ("Blue Chip Trust") and Zacks' Fastest Growing Small Companies Trust ("Small Companies Trust"). The Sponsor is Reich & Tang Distributors, Inc. The objective of the Blue Chip Trust is to seek total return through a combination of capital appreciation and current dividend income. The Blue Chip Trust seeks to achieve its objective by selecting the ten common stocks from among the thirty stocks comprising the DJIA which are expected to experience the greatest earnings per share growth, as selected by Zacks. Zacks will seek to create a portfolio of stocks which tries to outperform both the DJIA and the "dogs of the Dow" over a two-year period. The "dogs of the Dow" refers to the ten highest dividend yielding stocks of the 30 stocks listed on the DJIA. The objective of the Small Companies Trust is to seek capital appreciation. The Small Companies Trust seeks to achieve its objective by selecting the twenty common stocks which are expected to experience the greatest earnings per share growth as selected by Zacks. Zacks will seek to develop a portfolio of twenty stocks that outperforms the Russell 2000(R) Index over a two-year period. The Russell 2000(R) Index is a widely regarded small cap index consisting of 2000 small cap stocks and, as of the date of this Prospectus, has a total market capitalization range of $162 million to $1.0 billion. The Sponsor cannot give any assurance that the Trusts' objectives will be achieved. Projected earnings growth for a company is based on estimates compiled by approximately 3000 analysts employed by 230 US brokerage firms on what a company's corporate earnings will be in one-to-two years from the Date of Deposit. (See "The Trusts - The Securities" in Part B). The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc., and the name Russell 2000(R) Index is the property of the Frank Russell Company, neither of which are affiliated with the Sponsor and have not participated in any way in the creation of the Trusts or in the selection of the stocks included in the Trusts and have not reviewed or approved any information included in this Prospectus. Neither the Dow Jones & Company, Inc. nor the Frank Russell Company have granted to the Trusts or the Sponsor a license to use the Dow Jones Industrial Average or the Russell 2000(R) Index, respectively. As used herein, the term "Securities" means the common stocks initially deposited in the Trusts and described in "Portfolio" in Part A and any additional securities acquired and held by the Trusts pursuant to the provisions of the Indenture. Further, the Securities, and therefore the Units, may appreciate or depreciate in value, dependent upon the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the price of equity securities in general and the Securities in particular. Therefore, there is no guarantee that the objectives of the Trusts will be achieved.


DESCRIPTION OF PORTFOLIOS. The Blue Chip Trust contains 10 issues of common stock. 100% of the issues are represented by the Sponsor's contracts to purchase. Based upon the principal business of each issuer and current market values, the following industries are represented in the Portfolio(1): aerospace/defense, 6.37%; beverages, 8.82%; diversified operations, 22.12%; financial/miscellaneous services, 9.88%; manufacturing, 7.35%; media conglomerate, 6.76%; medical/dental supplier, 11.87%; soap and cleaning preparations, 10.82%; and retail/discount, 16.01%.2

The Small Companies Trust contains 20 issues of common stock. 100% of the issues are represented by the Sponsor's contracts to purchase. 91.67% of the Trust is invested in common stocks of small market capitalization companies and the remaining 8.33% of the Trust is invested in other common stock. Based upon the principal business of each issuer and current market values, the following industries are represented in the Portfolio(1): advertising, 8.33%; business service, 20.63%; computer-integrated systems, 4.03%; computer-software, 18.76%; consumer products, 2.79%; finance-investment banker, 12.98%; finance-savings and loan,


----------
1 A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or that industry constitute 25% or more of the value of the total assets of the portfolio.


2 For Changes in the Trust Portfolio from January 1, 1999 to March 19, 1999 see Schedule A on pages A-8 through A-15.


828854.1
                                       A-2

2.69%; machinery-general, 2.14%; medical-instruments, 3.03%; retail-mail order, 4.46%; school, 1.21%; telecommunications-equipment, 9.25%;
telecommunications-wireless, 6.95%; and textile-apparel, 2.75%.(3)

PUBLIC OFFERING PRICE. The Public Offering Price per 100 Units of a Trust is equal to the aggregate value of the underlying Securities (the price at which they could be directly purchased by the public assuming they were available) in the Trust divided by the number of Units outstanding times 100 plus a sales charge of (i) 4.1% of the Public Offering Price per 100 Units or 4.275% of the net amount invested in Securities per 100 Units for the Blue Chip Trust and (ii) 3.9% of the Public Offering Price per 100 Units or 4.058% of the net amount invested in Securities per 100 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Public Offering Price per 100 Units by 100 and multiplying by the number of Units. Any cash held by the Trust will be added to the Public Offering Price. For additional information regarding the Public Offering Price, repurchase and redemption of Units and other essential information regarding a Trust, see the "Summary of Essential Information." The Public Offering Price per Unit may vary on a daily basis in accordance with fluctuations in the aggregate value of the underlying Securities and the price to be paid by each investor will be computed as of the date the Units are purchased. (See "Public Offering" in Part B.)



DISTRIBUTIONS. Dividend distributions, if any, will be made on the Distribution Dates to all Unitholders of record on the Record Date. For the specific dates representing the Distribution Dates and Record Dates for a Trust, see "Summary of Essential Information" in Part A. The final distribution will be made within a reasonable period of time after the termination of a Trust. (See "Rights of Unitholders--Distributions" in Part B.) Unitholders may elect to automatically reinvest distributions (other than the final distribution in connection with the termination of the Trust), into additional Units of a Trust, which are subject to a reduced sales charge. See "Reinvestment Plan" in Part B.

MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units and to continuously offer to repurchase the Units of a Trust both during and after the initial public offering. The secondary market repurchase price will be based on the market value of the Securities in a Trust portfolio and will be the same as the redemption price. (See "Liquidity--Sponsor Repurchase" for a description of how the secondary market repurchase price will be determined.) If a market is not maintained, a Unitholder will be able to redeem its Units with the Trustee (see "Liquidity--Trustee Redemption" in Part B). As a result, the existence of a liquid trading market for these Securities may depend on whether dealers will make a market in these Securities. There can be no assurance of the making or the maintenance of a market for any of the Securities contained in the portfolio of a Trust or of the liquidity of the Securities in any markets made. The price at which the Securities may be sold to meet redemptions and the value of the Units will be adversely affected if trading markets for the Securities are limited or absent.

TERMINATION. During the 7-day period prior to the Mandatory Termination Date (the "Liquidation Period"), Securities will begin to be sold in connection with the termination of a Trust and all Securities will be sold or distributed by the Mandatory Termination Date. The Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust. Any brokerage commissions received by the Sponsor from the Trust in connection with such sales will be in accordance with applicable law. The Sponsor will determine the manner, timing and execution of the sales of the underlying Securities. The Sponsor will attempt to sell the Securities as quickly as it can during the Liquidation Period without, in its judgment, materially adversely affecting the market price of the Securities, but all of the Securities will in any event be disposed of by the end of the Liquidation Period. The Sponsor does not anticipate that the period will be longer than five days, and it could be as short as one day, depending on the liquidity of the Securities being sold.

-------------

3 For Changes in the Trust Portfolio from January 1, 1999 to March 19, 1999 see Schedule A on pages A-8 through A-15.


828854.1
                                       A-3

Unitholders may elect one of the three options in receiving their terminating distributions: (1) to receive their pro rata share of the underlying Securities in-kind, if they own at least 2,500 units, (2) to receive cash upon the liquidation of their pro rata share of the underlying Securities or (3) to invest the amount of cash they would have received upon the liquidation of their pro rata share of the underlying Securities in units of a future series of Equity Securities Trust (if one is offered) at a reduced sales charge (see "Rollover Option"). See "Trust Administration--Trust Termination" in Part B for a description of how to select a termination distribution option. Unitholders who have not chosen to receive distributions-in-kind will be at risk to the extent that Securities are not sold; for this reason the Sponsor will be inclined to sell the Securities in as short a period as it can without materially adversely affecting the price of the Securities.

ROLLOVER OPTION. Unitholders may elect to roll their terminating distributions into the next available series of Equity Securities Trust at a reduced sales charge. Rollover Unitholders must make this election on or prior to the Rollover Notification Date. Upon making this election, a Unitholder's Units will be redeemed when the last of the underlying Securities are sold and the proceeds will be reinvested in units of the next available series of Equity Security Trust. An election to rollover terminating distributions will generally be a taxable event. See "Trust Administration--Trust Termination" in Part B for details to make this election.

RISK CONSIDERATIONS. An investment in Units of a Trust should be made with an understanding of the risks inherent in an investment in any of the Securities including, for common stocks, the risk that the financial condition of the issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus in the value of the Units). For a discussion of risk considerations, see "Risk Considerations" in Part B of this Prospectus. The portfolio of a Trust is fixed and not "managed" by the Sponsor. Since the Trusts will not sell Securities in response to ordinary market fluctuation, but only (except for certain extraordinary circumstances) at the Trust's termination or to meet redemptions, the amount realized upon the sale of the Securities may not be the highest price attained by an individual Security during the life of the Trust. In connection with the deposit of Additional Securities subsequent to the Initial Date of Deposit, if cash (or a letter of credit in lieu of cash) is deposited with instructions to purchase Securities, to the extent the price of a Security increases or decreases between the deposit and the time the Security is purchased, Units may represent less or more of that Security and more or less of the other Securities in the Trust. In addition, brokerage fees incurred in purchasing Securities with cash deposited with instructions to purchase the Securities will be an expense of the Trust. Price fluctuations during the period from the time of deposit to the time the Securities are purchased, and payment of brokerage fees, will affect the value of every Unitholder's Units and the income per Unit received by a Trust.

The Sponsor cannot give any assurance that the business and investment objectives of the issuers of the Securities will correspond with or in any way meet the limited term objective of the Trusts. (See "Risk Considerations" in Part B of this Prospectus.)

REINVESTMENT PLAN. Unitholders may elect to automatically reinvest their distributions, if any (other than the final distribution in connection with the termination of the Trust) into additional units of a Trust at a reduced sales charge of 1.00%. See "Reinvestment Plan" in Part B for details on how to enroll in the Reinvestment Plan.

UNDERWRITING. Reich & Tang Distributors, Inc., 600 Fifth Avenue, New York, New York 10020, will act as Underwriter for all of the Units of Equity Securities Trust, Series 18, Signature Series, Zacks' Fastest Growing Blue Chip Companies Trust and Zacks' Fastest Growing Small Companies Trust. The Underwriter will distribute Units through various broker-dealers, banks and/or other eligible participants (see "Public Offering--Distribution of Units" in Part B).


828854.1
                                       A-4

                                 BLUE CHIP TRUST


SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1998:

DATE OF DEPOSIT: May 6, 1998                                                 MANDATORY TERMINATION DATE: The
AGGREGATE VALUE OF                                                              earlier of May 15, 2000 or the disposition of
   SECURITIES..........................................  $1,944,853             the last Security in the Trust.
AGGREGATE VALUE OF SECURITIES                                                CUSIP NUMBERS: Cash: 294762281
   PER 100 UNITS.......................................  $969.23                            Reinvestment: 294762299
NUMBER OF UNITS........................................  200,660             TRUSTEE: The Chase Manhattan Bank
FRACTIONAL UNDIVIDED INTEREST IN                                             TRUSTEE'S FEE: $.91 per 100 Units
   TRUST...............................................  1/200,660              outstanding
PUBLIC OFFERING PRICE PER 100 UNITS                                          ESTIMATED ORGANIZATIONAL
   Aggregate Value of Securities in                                             EXPENSES*: $.57 per 100 Units
       Trust...........................................  $1,944,853          ESTIMATED OFFERING COSTS*: $.73 per
   Divided By 200,660 Units (times 100)................  $969.23                100 Units
   Plus Sales Charge of 4.1% of Public                                       OTHER FEES AND EXPENSES: $.23 per 100
       Offering Price..................................  $39.33                 Units outstanding
   Public Offering Price+..............................  $1,008.56           SPONSOR: Reich & Tang Distributors, Inc.
SPONSOR'S REPURCHASE PRICE AND                                               SPONSOR'S SUPERVISORY FEE: Maximum
   REDEMPTION PRICE PER                                                         of $.25 per 100 Units outstanding (see "Trust
   100 UNITS++.........................................  $969.23                Expenses and Charges" in Part B).
EVALUATION TIME: 4:00 p.m. New York Time.                                    PORTFOLIO CONSULTANT: Zacks
MINIMUM INCOME OR PRINCIPAL                                                     Investment Research Inc.
   DISTRIBUTION:  $1.00 per 100 Units                                        RECORD DATE:  June 15 and December 15
LIQUIDATION PERIOD:  Beginning 7 days prior to the                           DISTRIBUTION DATE:  June 30 and
   Mandatory Termination Date.                                                  December 31
MINIMUM VALUE OF TRUST: The Trust may be                                     ROLLOVER NOTIFICATION DATE**:
  terminated if the value of the Trust is less than 40%                         April 25, 2000 or another date as
  of  the aggregate value of the Securities at the                              determined by the Sponsor.
  completion of the Deposit Period.



------------------

* The Trust (and therefore the Unitholders) will bear all or a portion of its organizational costs, which costs include: the cost of preparing and printing the registration statement, the trust indenture and the closing documents; and the initial audit of the Trust. Total organizational expenses will be amortized over the life of the Trust. Offering costs, including the costs of registering securities with the SEC and the states, will be amortized over the term of the initial offering period, which may be between 30 and 90 days. See "Trust Expenses" in Part B. These figures are based upon the assumption that the Trust will reach a size of 1,000,000 Units as estimated by the Sponsor; organizational expenses and offering costs per 100 Units will vary with the actual size of the Trust. If the Trust does not reach this Unit level, the Estimated Organizational Expenses and Offering Costs per 100 Units will be higher.
** If a Unitholder ("Rollover Unitholder") so specifies on or prior to the Rollover Notification Date, the Rollover Unitholder's terminating distribution will be reinvested as received in an available series of the Equity Securities Trust, if offered (see "Trust Administration - Trust Termination").
+ On the Initial Date of Deposit there will be no cash in the Income or Principal Accounts. Anyone purchasing Units after such date will have included in the Public Offering Price a pro rata share of any cash in such Accounts.
++ Any redemptions of over 2,500 Units may, upon request by a redeeming Unitholder, be made in kind. The Trustee will forward the distributed securities to the Unitholder's bank or broker-dealer account at The Depository Trust Company in book-entry form. See "Liquidity--Trustee Redemption" in Part B.



828854.1
                                       A-5


                              SMALL COMPANIES TRUST


SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1998:


DATE OF DEPOSIT: May 6, 1998                                                 MANDATORY TERMINATION DATE: The
AGGREGATE VALUE OF                                                              earlier of May 15, 2000 or the disposition of the
   SECURITIES..........................................  $3,239,874             last Security in the Trust.
AGGREGATE VALUE OF SECURITIES                                                CUSIP NUMBERS: Cash: 294762315
   PER 100 UNITS.......................................  $810.15                Reinvestment: 294762323
NUMBER OF UNITS........................................   399,909            TRUSTEE: The Chase Manhattan Bank
FRACTIONAL UNDIVIDED INTEREST IN                                             TRUSTEE'S FEE: $.91 per 100 Units outstanding
   TRUST...............................................  1/399,909           ESTIMATED ORGANIZATIONAL
PUBLIC OFFERING PRICE PER 100 UNITS                                             EXPENSES*: $.57 per 100 Units
   Aggregate Value of Securities in                                          ESTIMATED OFFERING COSTS*: $.73 per 100
       Trust...........................................  $3,239,874             Units
   Divided By 399,909 Units (times 100)................  $810.15             OTHER FEES AND EXPENSES: $.23 per 100
   Plus Sales Charge of 3.90% of Public                                         Units outstanding
       Offering Price..................................  $32.88              SPONSOR: Reich & Tang Distributors, Inc.
   Public Offering Price+..............................  $843.03             SPONSOR'S SUPERVISORY FEE: Maximum of
SPONSOR'S  REPURCHASE  PRICE  AND                                               $.25 per 100  Units  outstanding  (see  "Trust
REDEMPTION PRICE PER                                                            Expenses and Charges" in Part B).
   100 UNITS++.........................................  $810.15             PORTFOLIO CONSULTANT: Zacks Investment
EVALUATION TIME: 4:00 p.m. New York Time.                                       Research Inc.
MINIMUM INCOME OR PRINCIPAL                                                  RECORD DATE:  June 15 and December 15
   DISTRIBUTION:  $1.00 per 100 Units                                        DISTRIBUTION DATE:  June 30 and December
LIQUIDATION PERIOD:  Beginning 7 days prior to the                              31
   Mandatory Termination Date.                                               ROLLOVER NOTIFICATION DATE**: April
MINIMUM VALUE OF TRUST: The Trust may be                                        25, 2000 or another date as determined by the
   terminated if the value of the Trust is less than 40% of the                 Sponsor.
   aggregate value of the Securities at the completion of the
   Deposit Period.



------------------

     * The Trust (and therefore the Unitholders) will bear all or a portion of its organizational costs, which costs include: the cost of preparing and printing the registration statement, the trust indenture and the closing documents; and the initial audit of the Trust. Total organizational expenses will be amortized over the life of the Trust. Offering costs, including the costs of registering securities with the SEC and the states, will be amortized over the term of the initial offering period, which may be between 30 and 90 days. See "Trust Expenses" in Part B. These figures are based upon the assumption that the Trust will reach a size of 1,000,000 Units as estimated by the Sponsor; organizational expenses and offering costs per 100 Units will vary with the actual size of the Trust. If the Trust does not reach this Unit level, the Estimated Organizational Expenses and Offering Costs per 100 Units will be higher.

     ** If a Unitholder ("Rollover Unitholder") so specifies on or prior to the Rollover Notification Date, the Rollover Unitholder's terminating distribution will be reinvested as received in an available series of the Equity Securities Trust, if offered (see "Trust Administration - Trust Termination").

     + On the Initial Date of Deposit there will be no cash in the Income or Principal Accounts. Anyone purchasing Units after such date will have included in the Public Offering Price a pro rata share of any cash in such Accounts.

     ++ Any redemptions of over 2,500 Units may, upon request by a redeeming Unitholder, be made in kind. The Trustee will forward the distributed securities to the Unitholder's bank or broker-dealer account at The Depository Trust Company in book-entry form. See "Liquidity--Trustee Redemption" in Part B.



828854.1
                                       A-6

                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:



                                                                                                                     Distribu-
                                                                                                                     tions of
                                                                                                                     Principal
                                                                                                                      During
                                               Net Asset(4)                                                               the
                             Units Out-          Value                  Distributions of Income                       Period
Period Ended                  standing          Per Unit              During the Period (per Unit)                   (Per Unit)
------------                 ----------        ----------             ----------------------------                   ----------

Blue Chip Companies Trust

December 31, 1998            200,660           $9.73                                  $3.91                             -0-



Small Companies Trust

December 31, 1998            399,909           $8.10                                    -0-                             -0-


--------
4 Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

828854.1
                                       A-7

                                   SCHEDULE A



Changes in the Trust Portfolio:

Equity Securities Trust, Series 18, Blue Chip Companies Trust

On March 1, 1999, 192 shares ($8,114.12) of Allied Signal Inc. held by the Trust (Portfolio no. 1) were sold.

On March 1, 1999, 82 shares ($8,820.08) of American Express Company held by the Trust (Portfolio no. 2) were sold.

On March 1, 1999, 167 shares ($5,982.58) of The Boeing Company held by the Trust (Portfolio no. 3) were sold.

On March 1, 1999, 113 shares ($7,091.92) of The Coca-Cola Company held by the Trust (Portfolio no. 4) were sold.

On March 1, 1999, 102 shares ($10,296.55) of General Electric Company held by the Trust (Portfolio no. 5) were sold.

On March 1, 1999, 121 shares ($10,369.35) of Johnson & Johnson held by the Trust (Portfolio no. 6) were sold.

On March 1, 1999, 88 shares ($6,694.27) of Minnesota Mining & Manufacturing Co. held by the Trust (Portfolio no. 7) were sold.

On March 1, 1999, 101 shares ($9,053.08) of The Proctor & Gamble Company held by the Trust (Portfolio no. 8) were sold.

On March 1, 1999, 168 shares ($14,176.62) of Wal-Mart Stores, Inc. held by the Trust (Portfolio no. 9) were sold.

On March 1, 1999, 193 shares ($6,745.12) of The Walt Disney Company held by the Trust (Portfolio no. 10) were sold.

On January 4, 1999, 15 shares ($671.88) of Allied Signal Inc. held by the Trust (Portfolio no. 1) were purchased.

On January 4, 1999, 6 shares ($621.63) of American Express Company held by the Trust (Portfolio no. 2) were purchased.

On January 4, 1999, 13 shares ($429.25) of The Boeing Company held by the Trust (Portfolio no. 3) were purchased.

On January 4, 1999, 9 shares ($630.44) of The Coca-Cola Company held by the Trust (Portfolio no. 4) were purchased.

On January 4, 1999, 8 shares ($824.50) of General Electric Company held by the Trust (Portfolio no. 5) were purchased.



828854.1
                                       A-8

On January 4, 1999, 9 shares ($736.75) of Johnson & Johnson held by the Trust (Portfolio no. 6) were purchased.

On January 4, 1999, 7 shares ($526.25) of Minnesota Mining & Manufacturing Co. held by the Trust (Portfolio no. 7) were purchased.

On January 4, 1999, 8 shares ($753.50) of The Proctor & Gamble Company held by the Trust (Portfolio no. 8) were purchased.

On January 4, 1999, 13 shares ($1,052.44) of Wal-Mart Stores, Inc. held by the Trust (Portfolio no. 9) were purchased.

On January 4, 1999, 5 shares ($163.13) of The Walt Disney Company held by the Trust (Portfolio no. 10) were purchased.

Equity Securities Trust, Series 18, Fastest Growing Small Companies

On January 12, 1999, 254 shares ($5,225.87) of ABR Information Services Inc. held by the Trust (Portfolio no. 1) were sold.

On January 12, 1999, 228 shares ($7,854.33) of Ameritrade Holding Corp. held by the Trust (Portfolio no. 2) were sold.

On January 12, 1999, 397 shares ($3,825.96) of BankUnited Financial Corp. held by the Trust (Portfolio no. 3) were sold.

On January 12, 1999, 632 shares ($7,701.86) of Boston Communications Group, Inc. held by the Trust (Portfolio no. 4) were sold.

On January 12, 1999, 450 shares ($6,727.27) of C-COR Electronics, Inc. held by the Trust (Portfolio no. 5) were sold.

On January 12, 1999, 426 shares ($3,067.09) of Donna Karan International, Inc. held by the Trust (Portfolio no. 6) were sold.

On January 12, 1999, 247 shares ($1,469.60) of EduTrek International, Inc. held by the Trust (Portfolio no. 7) were sold.

On January 12, 1999, 879 shares ($3,252.19) of Ekco Group, Inc. held by the Trust (Portfolio no. 8) were sold.

On January 12, 1999, 614 shares ($3,039.19) of FARO Technologies, Inc. held by the Trust (Portfolio no. 9) were sold.

On January 12, 1999, 213 shares ($4,515.44) of Genesys Telecommunications Laboratories, Inc. held by the Trust (Portfolio no. 10) were sold.

On January 12, 1999, 210 shares ($3,349.38) of Inspire Insurance Solutions, Inc. held by the Trust (Portfolio no. 11) were sold.


On January 12, 1999, 203 shares ($9,111.85) of Metzler Group, Inc. held by the Trust (Portfolio no. 12) were sold.


828854.1

On January 12, 1999, 1,070 shares ($4,092.61) of OrthoLogic Corp. held by the Trust (Portfolio no. 13) were sold.

On January 12, 1999, 213 shares ($5,979.78) of Outdoor Systems, Inc. held by the Trust (Portfolio no. 14) were sold.

On January 12, 1999, 313 shares ($2,097.03) of Radiant Systems, Inc. held by the Trust (Portfolio no. 15) were sold.

On January 12, 1999, 916 shares ($5,106.52) of Spiegel, Inc. held by the Trust (Portfolio no. 16) were sold.

On January 12, 1999, 298 shares ($4,305.95) of SS&C Technologies, Inc. held by the Trust (Portfolio no. 17) were sold.

On January 12, 1999, 1,039 shares ($2,675.33) of Strategic Distribution, Inc. held by the Trust (Portfolio no. 18) were sold.

On January 12, 1999, 281 shares ($12,068.54) of TSI International Software Ltd. held by the Trust (Portfolio no. 19) were sold.

On January 12, 1999, 295 shares ($7,949.98) of United Payors & United Providers, Inc. held by the Trust (Portfolio no. 20) were sold.

On February 4, 1999, 908 shares ($20,554.16) of ABR Information Services Inc. held by the Trust (Portfolio no. 1) were sold.

On February 4, 1999, 818 shares ($85,253.28) of Ameritrade Holding Corp. held by the Trust (Portfolio no. 2) were sold.

On February 4, 1999, 1,421 shares ($10,987.37) of BankUnited Financial Corp. held by the Trust (Portfolio no. 3) were sold.

On February 4, 1999, 2,262 shares ($21,375.18) of Boston Communications Group, Inc. held by the Trust (Portfolio no. 4) were sold.

On February 4, 1999, 1,611 shares ($28,444.32) of C-COR Electronics, Inc. held by the Trust (Portfolio no. 5) were sold.

On February 4, 1999, 1,527 shares ($9,296.67) of Donna Karan International, Inc. held by the Trust (Portfolio no. 6) were sold.

On February 4, 1999, 886 shares ($5,160.77) of EduTrek International, Inc. held by the Trust (Portfolio no. 7) were sold.

On February 4, 1999, 3,145 shares ($11,046.43) of Ekco Group, Inc. held by the Trust (Portfolio no. 8) were sold.

On February 4, 1999, 2,198 shares ($12,191.02) of FARO Technologies, Inc. held by the Trust (Portfolio no. 9) were sold.

On February 4, 1999, 763 shares ($17,796.38) of Genesys Telecommunications Laboratories, Inc. held by the Trust (Portfolio no.10) were sold.




828854.1
                                      A-10

On February 4, 1999, 754 shares ($11,743.15) of Inspire Insurance Solutions, Inc. held by the Trust (Portfolio no. 11) were sold.

On February 4, 1999, 728 shares ($35,878.94) of Metzler Group, Inc. held by the Trust (Portfolio no. 12) were sold.

On February 4, 1999, 3,828 shares ($14,641.60) of OrthoLogic Corp. held by the Trust (Portfolio no. 13) were sold.

On February 4, 1999, 763 shares ($22,040.42) of Outdoor Systems, Inc. held by the Trust (Portfolio no. 14) were sold.

On February 4, 1999, 1,121 shares ($9,752.37) of Radiant Systems, Inc. held by the Trust (Portfolio no. 15) were sold.

On February 4, 1999, 3,277 shares ($21,812.94) of Spiegel, Inc. held by the Trust (Portfolio no. 16) were sold.

On February 4, 1999, 1,066 shares ($17,401.86) of SS&C Technologies, Inc. held by the Trust (Portfolio no. 17) were sold.

On February 4, 1999, 3,719 shares ($8,878.80) of Strategic Distribution, Inc. held by the Trust (Portfolio no. 18) were sold.

On February 4, 1999, 1,008 shares ($57,457.58) of TSI International Software Ltd. held by the Trust (Portfolio no. 19) were sold.

On February 4, 1999, 1,057 shares ($27,163.99) of United Payors & United Providers, Inc. held by the Trust (Portfolio no. 20) were sold.

On February 12, 1999, 368 shares ($7,479.35) of ABR Information Services Inc. held by the Trust (Portfolio no. 1) were sold.

On February 12, 1999, 779 shares ($50,643.05) of Ameritrade Holding Corp. held by the Trust (Portfolio no. 2) were sold.

On February 12, 1999, 576 shares ($4,111.06) of BankUnited Financial Corp. held by the Trust (Portfolio no. 3) were sold.

On February 12, 1999, 918 shares ($8,445.31) of Boston Communications Group, Inc. held by the Trust (Portfolio no. 4) were sold.

On February 12, 1999, 653 shares ($12,373.93) of C-COR Electronics, Inc. held by the Trust (Portfolio no. 5) were sold.

On February 12, 1999, 620 shares ($3,650.12) of Donna Karan International, Inc. held by the Trust (Portfolio no. 6) were sold.

On February 12, 1999, 359 shares ($2,001.36) of EduTrek International, Inc. held by the Trust (Portfolio no. 7) were sold.




828854.1
                                      A-11

On February 12, 1999, 1,276 shares ($3,923.56) of Ekco Group, Inc. held by the Trust (Portfolio no. 8) were sold.

On February 12, 1999, 892 shares ($4,972.73) of FARO Technologies, Inc. held by the Trust (Portfolio no. 9) were sold.

On February 12, 1999, 310 shares ($6,145.54) of Genesys Telecommunications Laboratories, Inc. held by the Trust (Portfolio no. 10) were sold.

On February 12, 1999, 512 shares ($7,942.13) of Inspire Insurance Solutions, Inc. held by the Trust (Portfolio no. 11) were sold.

On February 12, 1999, 295 shares ($14,568.82) of Metzler Group, Inc. held by the Trust (Portfolio no. 12) were sold.

On February 12, 1999, 1,553 shares ($5,745.90) of OrthoLogic Corp. held by the Trust (Portfolio no. 13) were sold.

On February 12, 1999, 509 shares ($13,144.49) of Outdoor Systems, Inc. held by the Trust (Portfolio no. 14) were sold.

On February 12, 1999, 455 shares ($4,299.60) of Radiant Systems, Inc. held by the Trust (Portfolio no. 15) were sold.

On February 12, 1999, 1,330 shares ($8,162.60) of Spiegel, Inc. held by the Trust (Portfolio no. 16) were sold.

On February 12, 1999, 433 shares ($6,852.00) of SS&C Technologies, Inc. held by the Trust (Portfolio no. 17) were sold.

On February 12, 1999, 1,509 shares ($3,413.99) of Strategic Distribution, Inc. held by the Trust (Portfolio no. 18) were sold.

On February 12, 1999, 409 shares ($20,428.86) of TSI International Software Ltd. held by the Trust (Portfolio no. 19) were sold.

On February 12, 1999, 429 shares ($10,059.71) of United Payors & United Providers, Inc. held by the Trust (Portfolio no. 20) were sold.

On February 19, 1999, 258 shares ($5,066.31) of ABR Information Services Inc. held by the Trust (Portfolio no. 1) were sold.

On February 19, 1999, 546 shares ($51,158.49) of Ameritrade Holding Corp. held by the Trust (Portfolio no. 2) were sold.


On February 19, 1999, 404 shares ($2,782.45) of BankUnited Financial Corp. held by the Trust (Portfolio no. 3) were sold.

On February 19, 1999, 643 shares ($6,397.63) of Boston Communications Group, Inc. held by the Trust (Portfolio no. 4) were sold.




828854.1
                                      A-12

On February 19, 1999, 458 shares ($8,449.81) of C-COR Electronics, Inc. held by the Trust (Portfolio no. 5) were sold.

On February 19, 1999, 434 shares ($2,500.84) of Donna Karan International, Inc. held by the Trust (Portfolio no. 6) were sold.

On February 19, 1999, 252 shares ($1,436.35) of EduTrek International, Inc. held by the Trust (Portfolio no. 7) were sold.

On February 19, 1999, 894 shares ($3,140.07) of Ekco Group, Inc. held by the Trust (Portfolio no. 8) were sold.

On February 19, 1999, 625 shares ($4,070.17) of FARO Technologies, Inc. held by the Trust (Portfolio no. 9) were sold.

On February 19, 1999, 217 shares ($3,895.02) of Genesys Telecommunications Laboratories, Inc. held by the Trust (Portfolio no. 10) were sold.

On February 19, 1999, 359 shares ($5,389.31) of Inspire Insurance Solutions, Inc. held by the Trust (Portfolio no. 11) were sold.

On February 19, 1999, 207 shares ($10,080.56) of Metzler Group, Inc. held by the Trust (Portfolio no. 12) were sold.

On February 19, 1999, 1,088 shares ($3,753.47) of OrthoLogic Corp. held by the Trust (Portfolio no. 13) were sold.

On February 19, 1999, 356 shares ($8,926.40) of Outdoor Systems, Inc. held by the Trust (Portfolio no. 14) were sold.

On February 19, 1999, 319 shares ($2,894.83) of Radiant Systems, Inc. held by the Trust (Portfolio no. 15) were sold.

On February 19, 1999, 931 shares ($7,343.01) of Spiegel, Inc. held by the Trust (Portfolio no. 16) were sold.

On February 19, 1999, 303 shares ($4,529.69) of SS&C Technologies, Inc. held by the Trust (Portfolio no. 17) were sold.

On February 19, 1999, 1,057 shares ($2,333.81) of Strategic Distribution, Inc. held by the Trust (Portfolio no. 18) were sold.

On February 19, 1999, 286 shares ($12,926.76) of TSI International Software Ltd. held by the Trust (Portfolio no. 19) were sold.

On February 19, 1999, 300 shares ($6,809.77) of United Payors & United Providers, Inc. held by the Trust (Portfolio no. 20) were sold.

On March 10, 1999, 216 shares ($4,471.05) of ABR Information Services Inc. held by the Trust (Portfolio no. 1) were sold.




828854.1
                                      A-13

On March 10, 1999, 916 shares ($42,088.79) of Ameritrade Holding Corp. held by the Trust (Portfolio no. 2) were sold.

On March 10, 1999, 338 shares ($2,222.27) of BankUnited Financial Corp. held by the Trust (Portfolio no. 3) were sold.

On March 10, 1999, 539 shares ($6,373.46) of Boston Communications Group, Inc. held by the Trust (Portfolio no. 4) were sold.

On March 10, 1999, 384 shares ($6,748.57) of C-COR Electronics, Inc. held by the Trust (Portfolio no. 5) were sold.

On March 10, 1999, 364 shares ($2,097.48) of Donna Karan International, Inc. held by the Trust (Portfolio no. 6) were sold.

On March 10, 1999, 211 shares ($1,492.78) of EduTrek International, Inc. held by the Trust (Portfolio no. 7) were sold.

On March 10, 1999, 749 shares ($2,677.59) of Ekco Group, Inc. held by the Trust (Portfolio no. 8) were sold.

On March 10, 1999, 524 shares ($2,266.22) of FARO Technologies, Inc. held by the Trust (Portfolio no. 9) were sold.

On March 10, 1999, 182 shares ($3,084.79) of Genesys Telecommunications Laboratories, Inc. held by the Trust (Portfolio no. 10) were sold.

On March 10, 1999, 301 shares ($5,327.52) of Inspire Insurance Solutions, Inc. held by the Trust (Portfolio no. 11) were sold.

On March 10, 1999, 173 shares ($6,716.50) of Metzler Group, Inc. held by the Trust (Portfolio no. 12) were sold.

On March 10, 1999, 912 shares ($2,832.85) of OrthoLogic Corp. held by the Trust (Portfolio no. 13) were sold.

On March 10, 1999, 299 shares ($8,394.15) of Outdoor Systems, Inc. held by the Trust (Portfolio no. 14) were sold.

On March 10, 1999, 267 shares ($2,523.06) of Radiant Systems, Inc. held by the Trust (Portfolio no. 15) were sold.

On March 10, 1999, 781 shares ($5,720.63) of Spiegel, Inc. held by the Trust (Portfolio no. 16) were sold.

On March 10, 1999, 254 shares ($4,495.62) of SS&C Technologies, Inc. held by the Trust (Portfolio no. 17) were sold.

On March 10, 1999, 886 shares ($2,047.83) of Strategic Distribution, Inc. held by the Trust (Portfolio no. 18) were sold.

On March 10, 1999, 240 shares ($12,947.56) of TSI International Software Ltd. held by the Trust (Portfolio no. 19) were sold.




828854.1
                                      A-14

On March 10, 1999, 252 shares ($6,161.19) of United Payors & United Providers, Inc. held by the Trust (Portfolio no. 20) were sold.



828854.1
                                      A-15



                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Equity Securities Trust, Series 18, Signature
Series, Zack's Fastest Growing Blue Chip Companies
Trust and Zack's Fastest Growing
Small Companies Trust


In our opinion, the accompanying statements of net assets, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Zack's Fastest Growing Blue Chip Companies Trust and Zack's Fastest Growing Small Companies Trust (constituting Equity Securities Trust, Series 18, Signature Series, hereafter referred to as the "Trust") at December 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period May 6, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, MA
March 19, 1999


Equity Securities Trust, Series 18, Signature Series,
Zack's Fastest Growing Blue Chip Companies Trust
Portfolio
December 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

  Portfolio                                                      Percentage of       Cost of            Market
     No.      Shares    Name of Issuer                            Trust (1)        Securities (2)      Value (3)

   1          4,348      Allied Signal Inc.                            9.94%       $   191,565       $192,671

   2          1,874      American Express Company                      9.88            196,662        191,617

   3          3,784      The Boeing Company                            6.37            181,274        123,453

   4          2,556      The Coca-Cola Company                         8.81            203,877        170,933

   5          2,315      General Electric Company                     12.18            200,902        236,275

   6          2,744      Johnson & Johnson                            11.87            196,695        230,153

   7          2,005      Minnesota Mining & Manufacturing Co.          7.35            177,601        142,606

   8          2,299      The Proctor & Gamble Company                 10.83            197,450        209,926

   9          3,813      Wal-Mart Stores, Inc.                        16.01            212,823        310,521

  10          4,367      The Walt Disney Company                       6.76            102,767        131,010
           --------                                                 -------        -----------     ----------
             30,105      Total Investment in Securities              100.00%       $ 1,861,616     $1,939,165
           ========                                                 =======        ===========     ==========


   See accompanying footnotes to portfolio and notes to financial statements.


Equity Securities Trust, Series 18, Signature Series,
Zack's Fastest Growing Small Companies Trust
Portfolio
December 31, 1998
---------------------------------------------------------------------------------------------


 Portfolio                                                Percentage     Cost of     Market
    No.   Shares   Name of Issuer                        of Trust(1)  Securities(2) Value (3)

      1    7,195   ABR Information Services Inc.             4.22%    $190,650     $141,202

      2   13,800   Ameritrade Holding Corp.                 12.98      308,480      434,700

      3   11,253   BankUnited Financial Corp.                2.69      155,467       90,024

      4   17,911   Boston Communications Group, Inc.         6.95      189,992      232,843

      5   12,754   C-COR Electronics, Inc.                   5.24      198,643      175,368

      6   12,094   Donna Karan International, Inc.           2.75      189,818       92,217

      7    7,017   EduTrek International, Inc.               1.20      144,678       40,348

      8   24,900   Ekco Group, Inc.                          2.79      155,768       93,375

      9   17,403   FARO Technologies, Inc.                   2.08      183,796       69,612

     10    6,048   Genesys Telecommunications                4.02      186,278      134,568
                   Laboratories, Inc.

     11    9,343   Inspire Insurance Solutions, Inc.         5.13      191,862      171,678

     12    5,766   Metzler Group, Inc.                       8.38      187,961      280,732

     13   30,310   OrthoLogic Corp.                          3.03      190,991      101,349

     14    9,304   Outdoor Systems, Inc.                     8.33      280,283      279,119

     15    8,880   Radiant Systems, Inc.                     1.96      148,669       65,490

     16   25,946   Spiegel, Inc.                             4.45      168,649      149,189

     17    8,447   SS&C Technologies, Inc.                   3.12      190,553      104,532

     18   29,441   Strategic Distribution, Inc.              2.14      196,919       71,762

     19    7,987   TSI International Software Ltd.          11.42      200,156      382,378

     20    8,370   United Payors & United Providers, Inc.    7.12      197,271      238,545
         -------                                           -------  ----------   ------------
         274,169   Total Investment in Securities          100.00%  $3,856,884   $3,349,031
         =======                                           =======  ==========   ============



   See accompanying footnotes to portfolio and notes to financial statements.

Equity Securities Trust, Series 18, Signature Series,
Footnotes to Portfolio
--------------------------------------------------------------------------------



1.  Based on the market value of the securities in the Trust.

2.  See "Tax  Status" in Part B of this  Prospectus  for a statement  of the
    Federal  tax  consequences  to  a   Certificateholder   upon  the  sale,
    redemption or maturity of a security.

3. At December 31, 1998, the net unrealized appreciation (depreciation) of all the securities was comprised of the following:


                                                            Zack's Fastest Growing Blue      Zack's Fastest Growing
                                                                Chip Companies Trust         Small Companies Trust

            Gross unrealized appreciation                       $         208,354             $         485,338
            Gross unrealized depreciation                                (130,805)                     (993,191)
                                                                ------------------            ------------------
            Net unrealized appreciation (depreciation)
                                                                $          77,549             $       (507,853)
                                                                ==================            ==================




   See accompanying footnotes to portfolio and notes to financial statements.

Equity Securities Trust, Series 18, Signature Series

Statement of Net Assets
December 31, 1998
--------------------------------------------------------------------------------





                                                  Zack's Fastest  Zack's Fastest
                                               Growing Blue Chip   Growing Small
                                                 Companies Trust Companies Trust
Investments in Securities,
  at Market Value (Cost $1,861,616
  and $3,856,884, Respectively)                     $   1,939,165  $   3,349,031
                                                    -------------  -------------
Other Assets
  Cash                                                     12,743            ---
                                                    -------------  -------------
     Total Other Assets                                    12,743            ---
                                                    -------------  -------------
Liabilities
     Advance from Trustee                                    ----        108,679
                                                    -------------  -------------
     Total Liabilities                                       ----        108,679
                                                    -------------  -------------
Net Assets (200,660 and 399,909 Units of
     Fractional Undivided Interest Outstanding,
     $9.73 and $8.10 per Unit, Respectively)           $1,951,908     $3,240,352
                                                    =============  =============












    The accompanying notes form an integral part of the financial statements.

Equity Securities Trust, Series 18, Signature Series,
Zack's Fastest Growing Blue Chip Companies Trust
Statement of Operations
--------------------------------------------------------------------------------


                                                                  For the Period
                                                                From May 6, 1998
                                                            (Date of Deposit) to
                                                               December 31, 1998

Investment Income
      Dividends                                                   $      12,863
                                                                  -------------
Expenses
      Trustee's Fees                                                      4,560
      Sponsor's Advisory Fee                                                315
                                                                  -------------
           Total Expenses                                                 4,875
                                                                  -------------
      Net Investment Income                                               7,988
                                                                  -------------
Realized and Unrealized Gain (Loss)
      Realized (Loss) on Investments                                    (66,182)


      Unrealized Appreciation
           on Investments                                                77,549
                                                                  -------------
      Net Gain on Investments                                            11,367
                                                                  -------------
      Net Increase
           in Net Assets
           Resulting From Operations                              $       19,355
                                                                  ==============






    The accompanying notes form an integral part of the financial statements.

Equity Securities Trust, Series 18, Signature Series,
Zack's Fastest Growing Small Companies Trust
Statement of Operations
--------------------------------------------------------------------------------

                                                                  For the Period
                                                                From May 6, 1998
                                                            (Date of Deposit) to
                                                               December 31, 1998

Investment Income
      Dividends                                                           $ ----
                                                                     -----------
Expenses
      Trustee's Fees                                                       8,742
      Sponsor's Advisory Fee                                                 732
                                                                     -----------
           Total Expenses                                                  9,474
                                                                     -----------
      Net Investment Income                                              (9,474)
                                                                     -----------
Realized and Unrealized Gain (Loss)
      Realized (Loss) on
           Investments                                                 (476,545)

      Unrealized (Depreciation)
           on Investments                                              (507,853)
                                                                     -----------
      Net (Loss) on Investments                                        (984,398)
                                                                     -----------
      Net (Decrease)
           in Net Assets
           Resulting From Operations                                $  (993,872)
                                                                    ============








    The accompanying notes form an integral part of the financial statements.

Equity Securities Trust, Series 18, Signature Series,
Zack's Fastest Growing Blue Chip Companies Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------




                                                                  For the Period
                                                                From May 6, 1998
                                                            (Date of Deposit) to
                                                               December 31, 1998

Operations
Net Investment Income                                                 $   7,988
Realized (Loss)
      on Investments                                                    (66,182)
Unrealized Appreciation
      on Investments                                                     77,549
                                                                    -----------
            Net Increase in
                  Net Assets Resulting
                  From Operations                                        19,355
                                                                    -----------
Distributions to Certificateholders
      Investment Income                                                   8,197

Redemptions
      Interest                                                               58
      Principal                                                          91,087
                                                                    -----------
           Total Distributions
               and Redemptions                                           99,342
                                                                    -----------
           Total (Decrease)                                             (79,987)

      Value of Additional Units Acquired During
      the Offering Period to Certificateholders                       1,881,662

Net Assets
      Beginning of Period (Date of Deposit)                             150,233
                                                                    -----------
      End of Period (Including Distributions
           in Excess of Net Investment
           Income of ($267))                                       $  1,951,908
                                                                   ============



The accompanying notes form an integral part of the financial statements.

Equity Securities Trust, Series 18, Signature Series,
Zack's Fastest Growing Small Companies Trust
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                  For the Period
                                                                From May 6, 1998
                                                            (Date of Deposit) to
                                                               December 31, 1998

Operations
Net Investment Income                                           $        (9,474)
Realized (Loss)
      on Investments                                                   (476,545)
Unrealized (Depreciation)
      on Investments                                                   (507,853)
                                                                ----------------
            Net (Decrease) in
                  Net Assets Resulting
                  From Operations                                      (993,872)
                                                                ----------------
Redemptions
      Interest                                                             1,766
      Principal                                                          370,245
                                                                ----------------
           Total Redemptions                                             372,011
                                                                ----------------
           Total (Decrease)                                          (1,365,883)

      Value of Additional Units Acquired During
           the Offering Period to Certificateholders                   4,455,607

Net Assets
      Beginning of Period (Date of Deposit)                              150,628
                                                                ----------------
      End of Period (Including Distributions
           in Excess of Net Investment
           Income of ($11,240))                                 $      3,240,352
                                                                ================


    The accompanying notes form an integral part of the financial statements

Equity Securities Trust, Series 18, Signature Series

Financial Highlights
--------------------------------------------------------------------------------


   Selected data for a unit of the Trust outstanding:*

                                                              For the Period
                                                            From May 6, 1998
                                                        (Date of Deposit) to
                                                           December 31, 1998

   Zack's Fastest Growing
   Blue Chip Companies Trust
   ----------------------------

   Net Asset Value, Beginning of Period** (Date of Deposit)      $    9.61
                                                                 ---------
   Dividend Income                                                     .12
   Expenses                                                           (.05)
                                                                 ---------
   Net Investment Income                                               .07
                                                                 ---------
   Net Gain or Loss on Investments(1)                                  .13
                                                                 ---------
   Total from Investment Operations                                    .20
                                                                 ---------
   Less Distributions
   to Certificateholders
   Income                                                              .08
   for Redemptions
   Interest                                                           ----
                                                                 ---------
   Total Distributions                                                 .08
                                                                 ---------
   Net Asset Value, End of Period**                              $    9.73
                                                                 =========

(1) Net gain or loss on investments is a result of changes in outstanding units since May 6, 1998 and the dates of net gain and loss on investments.

------------------
   * Unless otherwise stated, based upon average units outstanding during the period of 108,147 ([200,660 + 15,633]/2) for 1998.

   **  Based upon actual units outstanding



   The accompanying notes form an integral part of the financial statements.

Equity Securities Trust, Series 18, Signature Series

Financial Highlights

--------------------------------------------------------------------------------

     Selected data for a unit of the Trust outstanding:*
                                                                For the Period
                                                              From May 6, 1998
                                                          (Date of Deposit) to
                                                             December 31, 1998
     Zack's Fastest Growing
     Small Companies Trust

     Net Asset Value, Beginning of Period** (Date of Deposit)   $        9.61
                                                                -------------
         Dividend Income                                                 ----
         Expenses                                                       (.05)
                                                                -------------
         Net Investment Income                                          (.05)
                                                                -------------
         Net Gain or Loss on Investments(1)                            (1.45)
                                                                -------------
     Total from Investment Operations                                  (1.50)
                                                                -------------
     Less Redemptions
         to Certificateholders
              Interest                                                    .01
                                                                -------------
     Total Redemptions                                                    .01
                                                                -------------
     Net Asset Value, End of Period**                            $       8.10
                                                                =============

(1) Net gain or loss on investments is a result of changes in outstanding units since May 6, 1998 and the dates of net gain and loss on investments.

-------------------
   * Unless otherwise stated, based upon average units outstanding during the period of 207,792 ([399,909 + 15,674]/2) for 1998.

  ** Based upon actual units outstanding





    The accompanying notes form an integral part of the financial statements.

Equity Securities Trust, Series 18, Signature Series

Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Organization

     Equity Securities Trust, Series 18, Signature Series, Zack's Fastest Growing Blue Chip Companies Trust and Zack's Fastest Growing Small Companies Trust (collectively, the "Trust") was organized on May 6, 1998 by Reich & Tang Distributors, Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The objective of Zack's Fastest Growing Blue Chip Companies Trust (the "Blue Chip Companies Trust") is to seek a total return through a combination of capital appreciation and current dividend income. The objective of Zack's Fastest Growing Small Companies Trust (the "Small Companies Trust") is to seek capital appreciation.

2.   Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Dividend income is recognized as of the ex-dividend date.

     Security Valuation

     Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the stocks at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold.

Equity Securities Trust, Series 18, Signature Series

Notes to Financial Statements
--------------------------------------------------------------------------------


3.   Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.   Trust Administration

     The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

     The Trust Indenture and Agreement provides for dividend distributions twice a year.

     The Trust Indenture and Agreement further requires that proceeds received from the disposition of securities, other than those securities sold in connection with the redemption of units, be distributed to Certificateholders.

     The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the period ended December 31, 1998, 9,649 and 51,765 units were redeemed, in the Blue Chip Companies Trust and in the Small Companies Trust, respectively.

     The Trust pays an annual fee for trustee services rendered by the Trustee of $.91 per 100 units outstanding. In addition, a minimum fee of $5.00 is paid to a service bureau for each portfolio valuation. For the period ended December 31, 1998, the "Trustee's Fees" are comprised of Trustee fees of $1,085 and $2,495, and other expenses of $3,475 and $6,247 for Blue Chip Companies Trust and Small Companies Trust, respectively. The other expenses include professional, printing and miscellaneous fees.

Equity Securities Trust, Series 18, Signature Series

Notes to Financial Statements
--------------------------------------------------------------------------------


5.   Net Assets

     At December 31, 1998, the net assets of the Trust represented the interest of Certificateholders as follows:



                                                               Blue Chip                      Small
                                                         Companies Trust            Companies Trust

      Original cost to Certificateholders                $       163,233             $    163,628
      Less Initial Gross Underwriting Commission                  13,000                   13,000
                                                         ---------------             ------------
                                                                 150,233                  150,628

      Cost of Additional Units Acquired During
           the Offering Period to Certificateholders           1,881,662                4,455,607

      Accumulated Cost of Securities Sold                       (170,279)                (749,351)
      Net Unrealized Appreciation (Depreciation)                  77,549                 (507,853)
      Distributions in Excess of Net Investment Income              (267)                 (11,240)
      Undistributed (Distributions in Excess of)
           Proceeds From Investments                              13,010                  (97,439)
                                                         ---------------             ------------
           Total                                           $   1,951,908             $  3,240,352
                                                         ===============             ============

     The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 15,633 and 15,674 units of fractional undivided interest of Blue Chip Companies Trust and Small Companies Trust, respectively, as of the date of deposit. An additional 194,676 and 436,000 units of fractional undivided interest of Blue Chip Companies Trust and Small Companies Trust, respectively were issued during the offering period.

                            EQUITY SECURITIES TRUST,
                          SERIES 18, SIGNATURE SERIES,
              ZACKS' FASTEST GROWING BLUE CHIP COMPANIES TRUST AND
                  ZACKS' FASTEST GROWING SMALL COMPANIES TRUST


                                PROSPECTUS PART B

                      PART B OF THIS PROSPECTUS MAY NOT BE
                        DISTRIBUTED UNLESS ACCOMPANIED BY
                                     PART A

                                   THE TRUSTS

           ORGANIZATION. Equity Securities Trust, Series 18, Signature Series, Zacks' Fastest Growing Blue Chip Companies Trust and Zacks' Fastest Growing Small Companies Trust consists of two separate underlying unit investment trusts designated as Zacks' Fastest Growing Blue Chip Companies Trust ("Blue Chip Trust") and Zacks' Fastest Growing Small Companies Trust ("Small Companies Trust") (each also referred to herein as the "Trust" and collectively as the "Trusts"). The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, between Reich & Tang Distributors, Inc., as Sponsor, and The Chase Manhattan Bank, as Trustee.

           On the Initial Date of Deposit, the Sponsor deposited with the Trustee securities including common stock and funds and delivery statements relating to contracts for the purchase of certain such securities (collectively, the "Securities") with an aggregate value as set forth in Part A and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter the Trustee, in exchange for the Securities so deposited, has registered on the registration books of the Trusts evidence of the Sponsor's ownership of all Units of the Trusts. The Sponsor has a limited right to substitute other securities in a Trust portfolio in the event of a failed contract. See "The Trusts--Substitution of Securities." The Sponsor may also, in certain circumstances, direct the Trustee to dispose of certain Securities if the Sponsor believes that, because of market or credit conditions, or for certain other reasons, retention of the Security would be detrimental to Unitholders. See "Trust Administration Portfolio--Supervision."

           As of the Initial Date of Deposit, a "Unit" represents an undivided interest or pro rata share in the Securities of a Trust in the ratio of one hundred Units for the indicated amount of the aggregate market value of the Securities initially deposited in the Trust as is set forth in the "Summary of Essential Information." As additional Units are issued by a Trust as a result of the deposit of Additional Securities, as described below, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in such Trust represented by each unredeemed Unit will increase, although the actual interest in such Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.



696012.7

           DEPOSIT OF ADDITIONAL SECURITIES. With the deposit of the Securities in the Trusts on the Initial Date of Deposit, the Sponsor established a proportionate relationship among the initial aggregate value of specified Securities in the Trusts. During the 90 days subsequent to the Initial Date of Deposit (the "Deposit Period"), the Sponsor may deposit additional Securities in the Trusts that are substantially similar to the Securities already deposited in the Trust ("Additional Securities"), contracts to purchase Additional Securities or cash with instructions to purchase Additional Securities, in order to create additional Units, maintaining to the extent practicable the original proportionate relationship of the number of shares of each Security in the Trust portfolio on the Initial Date of Deposit. These additional Units, which will result in an increase in the number of Units outstanding, will each represent, to the extent practicable, an undivided interest in the same number and type of securities of identical issuers as are represented by Units issued on the Initial Date of Deposit. It may not be possible to maintain the exact original proportionate relationship among the Securities deposited on the Initial Date of Deposit because of, among other reasons, purchase requirements, changes in prices, or unavailability of Securities. The composition of a Trust portfolio may change slightly based on certain adjustments made to reflect the disposition of Securities and/or the receipt of a stock dividend, a stock split or other distribution with respect to such Securities, including Securities received in exchange for shares or the reinvestment of the proceeds distributed to Unitholders. Deposits of Additional Securities in a Trust subsequent to the Deposit Period must replicate exactly the existing proportionate relationship among the number of shares of Securities in the Trust portfolio. Substitute Securities may be acquired under specified conditions when Securities originally deposited in the Trusts are unavailable (see "The Trust--Substitution of Securities" below).

           OBJECTIVE. The objective of the Blue Chip Trust is to seek total return through a combination of capital appreciation and current dividend income. The Blue Chip Trust seeks to achieve its objective by selecting the ten common stocks from among the thirty stocks comprising the DJIA which are expected to experience the greatest earnings per share growth, as selected by Zacks. Zacks will seek to create a portfolio of stocks which tries to outperform both the DJIA and the "dogs of the Dow" over a two-year period. The "dogs of the Dow" refers to the ten highest yielding stocks of the 30 stocks listed on the
DJIA. The objective of the Small Companies Trust is to seek capital appreciation. The Small Companies Trust seeks to achieve its objective by selecting twenty common stocks from among the companies which are expected to experience the greatest earnings per share growth, as selected by Zacks. Zacks will seek to develop a portfolio of twenty stocks that outperforms the Russell 2000(R) Index over a two-year period. The Russell 2000(R) Index is a widely regarded small cap index consisting of 2000 small cap stocks and, as of the date of this Prospectus, has a total market capitalization range of $162 million to $1.0 billion. The Sponsor can not give any assurance that the Trusts' objectives will be achieved. Projected earnings growth for a company is based on estimates compiled by approximately 3000 analysts employed by 230 US brokerage firms on what a company's corporate earnings will be in one-to-two years from the Date of Deposit. The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc., and the name Russell 2000(R) Index is the property of the Frank Russell Company, neither of which are affiliated with the Sponsor and have not participated in any way in the creation of the Trusts or in the selection of the stocks included in the Trusts and have not reviewed or approved any information included in this Prospectus. Neither the Dow Jones & Company, Inc. nor the Frank Russell Company Inc. granted to the Trusts or the Sponsor a license to use the Dow Jones Industrial Average or the Russell 2000(R) Index, respectively. As used herein, the term "Securities" means the common stocks initially deposited in the Trusts and described in "Portfolio" in Part A and any additional securities acquired and held by the Trusts pursuant to the provisions of the Indenture. Further, the Securities may appreciate or depreciate in value, dependent upon the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the price of equity securities in general and the Securities in particular. Therefore, there is no guarantee that the objectives of the Trusts will be achieved. All of the Securities in a Trust are listed on a U.S. Stock exchange (or the over-the-counter-exchange with respect to the Small Companies Trust).


           The Trusts will terminate in approximately one year, at which time investors may choose to either receive the distributions in kind (if they own at least 2,500 Units), in cash or reinvest in a subsequent series of Equity Securities Trust (if available) at a reduced sales charge. Since the Sponsor may deposit additional Securities in connection with the sale of additional Units, the yields on these Securities may change subsequent to the Initial Date of Deposit. Further, the Securities may appreciate or depreciate in value, dependent upon the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Securities in particular.
Therefore, there is no guarantee that the objective of a Trust will be achieved.


           THE SECURITIES. The stocks selected by Zacks are based on projected earnings per share ("EPS") growth estimated by Wall Street analysts. Zacks uses EPS estimates made by over 3,000 analysts employed by 230 U.S. brokerage

696012.7
                                       B-2
firms and are based on expectations made by such analysts as to what a company expects to earn one-to-two years in the future. Zacks then formulates a consensus of such analysts' expectations of EPS growth. Zacks adjusts the EPS growth rate based on the level of consensus among the analysts making the EPS estimates. The result is that stocks are selected by Zacks for each Trust based on the criteria that such stocks have a high projected earnings growth and that such EPS growth is supported by a strong consensus among the analysts regarding that growth. Zacks then selects for the Blue Chip Trust those ten companies from the DJIA projected to grow the fastest applying the EPS strategy described above. The stocks selected in the Blue Chip Trust are among the most well known and highly capitalized companies in America. The selection process of the companies comprising the Small Companies Trust is the same except that the companies (i) must have at least $100 million in market capitalization and not be widely followed by Wall Street analysts (i.e., only 2 or 3 analysts follow such company), (ii) must have projections of profitability in the following year and (iii) must have estimated EPS growth of 5(cent) per share. In addition, Zacks eliminates (i) all foreign securities and ADRs and (ii) stocks of companies which are currently pending the consummation of a publicly announced acquisition. Zacks then selects for the Small Companies Trust those twenty companies projected to grow the fastest applying the EPS strategy described above.

           The Trustee has not participated and will not participate in the selection of Securities for the Trusts, and neither the Sponsor, Zacks nor the Trustee will be liable in any way for any default, failure or defect in any Securities.

           The contracts to purchase Securities deposited initially in a Trust are expected to settle in three business days, in the ordinary manner for such Securities. Settlement of the contracts for Securities is thus expected to take place prior to the settlement of purchase of Units on the Initial Date of Deposit.

           SUBSTITUTION OF SECURITIES. In the event of a failure to deliver any Security that has been purchased for the Trusts under a contract ("Failed Securities"), the Sponsor is authorized under the Trust Agreement to direct the Trustee to acquire other securities ("Substitute Securities") to make up the original corpus of the Trust.

           The Substitute Securities must be purchased within 20 days after the delivery of the notice of the failed contract. Where the Sponsor purchases Substitute Securities in order to replace Failed Securities, the purchase price may not exceed the purchase price of the Failed Securities and the Substitute Securities must be substantially similar to the Securities originally contracted for and not delivered.

           Whenever a Substitute Security has been acquired for the Trust, the Trustee shall, within five days thereafter, notify all Unitholders of the Trust of the acquisition of the Substitute Security and the Trustee shall, on the next Distribution Date which is more than 30 days thereafter, make a pro rata distribution of the amount, if any, by which the cost to the Trust of the Failed Security exceeded the cost of the Substitute Security plus accrued interest, if any.

           In the event no reinvestment is made, the proceeds of the sale of Securities will be distributed to Unitholders as set forth under "Rights of Unitholders--Distributions." In addition, if the right of substitution shall not be utilized to acquire Substitute Securities in the event of a failed contract, the Sponsor will cause to be refunded the sales charge attributable to such Failed Securities to all Unitholders, and distribute the principal and dividends, if any, attributable to such Failed Securities on the next Distribution Date.

                               RISK CONSIDERATIONS

           FIXED PORTFOLIO. The value of the Units will fluctuate depending on all of the factors that have an impact on the economy and the equity markets. These factors similarly impact the ability of an issuer to distribute dividends. Unlike a managed investment company in which there may be frequent changes in the portfolio of securities based upon economic, financial and market analyses, securities of a unit investment trust, such as the Trusts, are not subject to such frequent changes based upon continuous analysis. All the Securities in the Trusts are liquidated or distributed during the Liquidation Period. Since the Trusts will not sell Securities in response to ordinary market fluctuation, but only at a Trust's termination, the amount realized upon the sale of the Securities may not be the highest price attained by an individual Security during the life of the Trust. Some of the Securities in the Trusts may also be owned by other clients of the Sponsor and their affiliates. However, because these clients may have differing investment objectives, the Sponsor may sell certain Securities from those accounts in instances where a sale by a Trust would be impermissible, such as to maximize return by

696012.7
                                       B-3
taking advantage of market fluctuations. Investors should consult with their own financial advisers prior to investing in a Trust to determine its suitability. (See "Trust Administration--Portfolio Supervision" below.)

           ADDITIONAL SECURITIES. Investors should be aware that in connection with the creation of additional Units subsequent to the Initial Date of Deposit, the Sponsor may deposit Additional Securities, contracts to purchase Additional Securities or cash with instructions to purchase Additional Securities, in each instance maintaining the original proportionate relationship, subject to adjustment under certain circumstances, of the numbers of shares of each Security in the Trust. To the extent the price of a Security increases or decreases between the time cash is deposited with instructions to purchase the Security and the time the cash is used to purchase the Security, Units may represent less or more of that Security and more or less of the other Securities in the Trust. In addition, brokerage fees (if any) incurred in purchasing Securities with cash deposited with instructions to purchase the Securities will be an expense of the Trust. Price fluctuations between the time of deposit and the time the Securities are purchased, and payment of brokerage fees, will affect the value of every Unitholder's Units and the Income per Unit received by the Trust. In particular, Unitholders who purchase Units during the initial offering period would experience a dilution of their investment as a result of any brokerage fees paid by the Trust during subsequent deposits of Additional Securities purchased with cash deposited. In order to minimize these effects, the Trust will try to purchase Securities as near as possible to the Evaluation Time or at prices as close as possible to the prices used to evaluate Trust Units at the Evaluation Time. In addition, subsequent deposits to create such additional Units will not be covered by the deposit of a bank letter of credit. In the event that the Sponsor does not deliver cash in consideration for the additional Units delivered, the Trust may be unable to satisfy its contracts to purchase the Additional Securities without the Trustee selling underlying Securities. Therefore, to the extent that the subsequent deposits are not covered by a bank letter of credit, the failure of the Sponsor to deliver cash to the Trust, or any delays in the Trust receiving such cash, would have significant adverse consequences for the Trust.

           COMMON STOCK. Since the Trusts contain primarily common stocks of domestic issuers, an investment in Units of a Trust should be made with an understanding of the risks inherent in any investment in common stocks including the risk that the financial condition of the issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus in the value of the Units). Additional risks include risks associated with the right to receive payments from the issuer which is generally inferior to the rights of creditors of, or holders of debt obligations or preferred stock issued by the issuer. Holders of common stocks have a right to receive dividends only when, if, and in the amounts declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stocks usually have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock and any cumulative preferred stock dividend which has been omitted is added to future dividends payable to the holders of such cumulative preferred stock. Preferred stocks are also usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

           Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks in the Trust thus may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

           SMALL CAPITALIZATION STOCK. Investing in small capitalization stocks may involve greater risk than investing in medium and large capitalization stocks, since they can be subject to more abrupt or erratic price movements.

696012.7
                                       B-4

Small market capitalization companies ("Small-Cap Companies") are generally those with market capitalizations of $1 billion or less at the time of the Trusts' investment. Many Small-Cap Companies will have had their securities publicly traded, if at all, for only a short period of time and will not have had the opportunity to establish a reliable trading pattern through economic cycles. The price volatility of Small-Cap Companies is relatively higher than larger, older and more mature companies. The greater price volatility of Small-Cap Companies may result from the fact that there may be less market liquidity, less information publicly available or fewer investors who monitor the activities of these companies. In addition, the market prices of these securities may exhibit more sensitivity to changes in industry or general economic conditions. Some Small-Cap Companies will not have been in existence long enough to experience economic cycles or to demonstrate whether they are sufficiently well managed to survive downturns or inflationary periods. Further, a variety of factors may affect the success of a company's business beyond the ability of its management to prepare or compensate for them, including domestic and international political developments, government trade and fiscal policies, patterns of trade and war or other military conflict which may affect industries or markets or the economy generally.

           YEAR 2000 ISSUE. Many existing computer programs use only two digits to identify a year in the date field and were designed and developed without considering the impact of the upcoming change in the century. Therefore, for example, the year "2000" would be incorrectly identified as the year "1900". If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000, requiring substantial resources to remedy. The Sponsor and Trustee believe that the "Year 2000" problem is material to their business and operations and could have a material adverse effect on the Sponsor's and the Trustee's results of operations and, in turn, cash available for distribution by the Trustee. Although the Sponsor and the Trustee are addressing the problem with respect to their business operations, there can be no assurance that the "Year 2000" problem will be properly or timely resolved. The "Year 2000" problem may also adversely affect issuers of the Securities contained in the Trust to varying degrees based upon various factors. The Sponsor is unable to predict what effect, if any, the "Year 2000" problem will have on such issuers.

           LEGISLATION. From time to time Congress considers proposals to reduce the rate of the dividends-received deduction available to certain corporations. Enactment into law of a proposal to reduce the rate would adversely affect the after-tax return to investors who can take advantage of the deduction. Further, at any time after the Initial Date of Deposit, legislation may be enacted, with respect to the Securities in the Trust or the issuers of the Securities. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum industry, may have a negative impact on certain companies represented in the Trust. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Trust or will not impair the ability of the issuers of the Securities to achieve their business goals.

           LEGAL PROCEEDINGS AND LITIGATION. At any time after the Initial Date of Deposit, legal proceedings may be initiated on various grounds, or legislation may be enacted, with respect to the Securities in the Trust or to matters involving the business of the issuer of the Securities. There can be no assurance that future legal proceedings or legislation will not have a material adverse impact on the Trust or will not impair the ability of the issuers of the Securities to achieve their business and investment goals.

           GENERALLY. There is no assurance that any dividends will be declared or paid in the future on the Securities. Investors should be aware that there is no assurance that the Trust's objective will be achieved.

                                 PUBLIC OFFERING

           OFFERING PRICE. In calculating the Public Offering Price, the aggregate value of the Securities is determined in good faith by the Trustee on each "Business Day" as defined in the Indenture in the following manner: because the Securities are listed on a national securities exchange, this evaluation is based on the closing sale prices on that exchange as of the Evaluation Time (unless the Trustee deems these prices inappropriate as a basis for valuation). If the Trustee deems these prices inappropriate as a basis for evaluation, then the Trustee may utilize, at a Trust's expense, an independent evaluation service or services to ascertain the values of the Securities. The independent evaluation service shall use any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or by such other appraisal deemed appropriate by the Trustee or (c) by any combination of the above, each as of the Evaluation Time.


696012.7
                                       B-5

           VOLUME AND OTHER DISCOUNTS. Units are available at a volume discount from the Public Offering Price during the initial public offering based upon the number of Units purchased. This volume discount will result in a reduction of the sales charge applicable to such purchases. The amount of the volume discount and the approximate reduced sales charge on the Public Offering Price applicable to such purchases are as follows:

          NUMBER OF UNITS                 APPROXIMATE REDUCED SALES CHARGE

     5,000 but less than 10,000                        3.65%
     10,000 but less than 25,000                       3.40%
     25,000 but less than 50,000                       2.90%
     50,000 but less than 100,000                      2.40%

           For transactions of at least 100,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. The Sponsor reserves the right to change the discounts from time to time.

           These discounts will apply to all purchases of Units by the same purchaser during the initial public offering period. Units purchased by the same purchasers in separate transactions during the initial public offering period will be aggregated for purposes of determining if such purchaser is entitled to a discount provided that such purchaser must own at least the required number of Units at the time such determination is made. Units held in the name of the spouse of the purchaser or in the name of a child of the purchaser under 21 years of age are deemed for the purposes hereof to be registered in the name of the purchaser. The discount is also applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

           The holders of units of prior series of Equity Securities Trusts (the "Prior Series") may "rollover" into this Trust by exchanging units of the Prior Series for Units of the Trust at their relative net asset values, subject to a reduced sales charge of 2.90%. An exchange of a Prior Series for Units of the Trust will generally be a taxable event. The rollover option described herein will also be available to investors in the Prior Series who elect to purchase Units of the Trust within 60 days of their liquidation of units in the Prior Series (see "Trust Termination").

           Employees (and their immediate families) of Reich & Tang Distributors, Inc. (and its affiliates) and of the special counsel to the Sponsor, may, pursuant to employee benefit arrangements, purchase Units of a Trust at a price equal to the aggregate value of the underlying securities in the Trust during the initial offering period, divided by the number of Units outstanding at no sales charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

           Investors in any open-end management investment company or unit investment trust that have purchased their investment within a five-year period prior to the date of this Prospectus can purchase Units of the Trust in an amount not greater in value than the amount of said investment made during this five-year period at a reduced sales charge of 2.90% of the public offering price.

           Units may be purchased in the primary or secondary market (including purchases by Rollover Unitholders) at the Public Offering Price (for purchases which do not qualify for a volume discount) less the concession the Sponsor typically allows to brokers and dealers for purchases (see "Public Offering--Distribution of Units") by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who, for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their immediate family members (as described above) and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust

696012.7
                                       B-6
departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive the volume discount.

           DISTRIBUTION OF UNITS. During the initial offering period and thereafter to the extent additional Units continue to be offered by means of this Prospectus, Units will be distributed by the Sponsor and dealers at the Public Offering Price. The initial offering period is thirty days after each deposit of Securities in the Trust and the Sponsor may extend the initial offering period for successive thirty day periods. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass- Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

           The Sponsor intends to qualify the Units for sale in substantially all States through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to 2.5% per Unit, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of at least 100,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

           Broker-dealers of the Trust, banks and/or others are eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their registered representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts or under which the Sponsor will reallow to any such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying brokers, dealers, banks and/or others for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of their own assets and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold.


           SPONSOR'S PROFITS. The Sponsor will receive a combined gross underwriting commission equal to up to 4.1% of the Public Offering Price per 100 Units (equivalent to 4.275% of the net amount invested in the Securities) for the Blue Chip Trust and up to 3.9% of the Public Offering Price per 100 Units (equivalent to 4.058% of the net amount invested in the Securities) for the Small Companies Trust. Additionally, the Sponsor may realize a profit on the deposit of the Securities in the Trust representing the difference between the cost of the Securities to the Sponsor and the cost of the Securities to the Trust (See "Portfolio"). The Sponsor may realize profits or sustain losses with respect to Securities deposited in the Trust which were acquired from underwriting syndicates of which they were a member. All or a portion of the Securities initially deposited in the Trust may have been acquired through the Sponsor.


           During the initial offering period and thereafter to the extent additional Units continue to be offered by means of this Prospectus, the Underwriter may also realize profits or sustain losses as a result of fluctuations after the Initial Date of Deposit in the aggregate value of the Securities and hence in the Public Offering Price received by the Sponsor for the Units. Cash, if any, made available to the Sponsor prior to settlement date for the purchase of Units may be used in the Sponsor's business subject to the limitations of 17 CFR 240.15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsor.

           Both upon acquisition of Securities and termination of the Trust, the Trustee may utilize the services of the Sponsor for the purchase or sale of all or a portion of the Securities in the Trust. The Sponsor may receive brokerage commissions from the Trust in connection with such purchases and sales in accordance with applicable law.

696012.7
                                       B-7

           In maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which it buys Units and the price at which it resells such Units.

                              RIGHTS OF UNITHOLDERS

           OWNERSHIP OF UNITS. Ownership of Units of a Trust will not be evidenced by Certificates. All evidence of ownership of the Units will be recorded in book-entry form at the Depository Trust Company ("DTC") through an investor's brokerage account. Units held through DTC will be deposited by the Sponsor with DTC in the Sponsor's DTC account and registered in the nominee name CEDE & COMPANY. Individual purchases of beneficial ownership interest in the Trust may be made in book-entry form through DTC. Ownership and transfer of Units will be evidenced and accomplished directly and indirectly by book-entries made by DTC and its participants. DTC will record ownership and transfer of the Units among DTC participants and forward all notices and credit all payments received in respect of the Units held by the DTC participants. Beneficial owners of Units will receive written confirmation of their purchase and sale from the broker-dealer or bank from whom their purchase was made. Units are transferable by making a written request properly accompanied by a written instrument or instruments of transfer which should be sent registered or certified mail for the protection of the Unit Holder. Holders must sign such written request exactly as their names appear on the records of the Trust. Such signatures must be guaranteed by a commercial bank or trust company, savings and loan association or by a member firm of a national securities exchange.

           DISTRIBUTIONS. Dividends received by the Trust are credited by the Trustee to an Income Account for the Trust. Other receipts, including the proceeds of Securities disposed of, are credited to a Principal Account for the Trust.

           Distributions to each Unitholder from the Income Account are computed as of the close of business on each Record Date for the following payment date and consist of an amount substantially equal to such Unitholder's pro rata share of the income credited to the Income Account, less expenses. Distributions from the Principal Account of the Trust (other than amounts representing failed contracts, as previously discussed) will be computed as of each Record Date, and will be made to the Unitholders of the Trust on or shortly after the Distribution Date. Proceeds representing principal received from the disposition of any of the Securities between a Record Date and a Distribution Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the next Distribution Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the Distribution Date after such purchase.

           As of each Record Date, the Trustee will deduct from the Income Account of the Trust, and, to the extent funds are not sufficient therein, from the Principal Account of the Trust, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of such Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

           The dividend distribution per 100 Units, if any, cannot be anticipated and may be paid as Securities are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Income Account or the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per 100 Units.

           RECORDS. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of dividends and interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 100 Units. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unitholder of record, a statement showing (a) as to the Income Account: dividends, interest and other cash amounts received, amounts paid for purchases of Substitute Securities and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (b) as to the Principal Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes

696012.7
                                       B-8
and fees and expenses of the Trust, amounts paid for purchases of Substitute Securities and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (c) a list of the Securities held, a list of Securities purchased, sold or otherwise disposed of during the calendar year and the number of Units outstanding on the last business day of such calendar year; (d) the Redemption Price per 100 Units based upon the last computation thereof made during such calendar year; and (e) amounts actually distributed to Unitholders during such calendar year from the Income and Principal Accounts, separately stated, of the Trust, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year.

           The Trustee shall keep available for inspection by Unitholders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Unitholders, a current list of Securities in the portfolio and a copy of the Trust Agreement.

                                   TAX STATUS


           The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units by U.S. citizens and residents and corporations organized in the United States. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code").

           In rendering the opinion set forth below, Battle Fowler LLP has examined the Agreement, the final form of Prospectus dated the date hereof and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein. In the opinion of Battle Fowler LLP, special counsel for the Sponsor, under existing law:


                 1. Each Trust will be classified as a grantor trust for Federal income tax purposes and not as a partnership or association taxable as a corporation. Classification of a Trust as a grantor trust will cause the Trust not to be subject to Federal income tax, and will cause the Unitholders of the Trust to be treated for Federal income tax purposes as the owners of a pro rata portion of the assets of the Trust. All income received by the Trust will be treated as income of the Unitholders in the manner set forth below.

                 2. Each Trust is not subject to the New York Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Unitholder who is a New York resident, however, a pro rata portion of all or part of the income of a Trust will be treated as income of the Unitholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.


                 3. During the 90-day period subsequent to the initial issuance date, the Sponsor reserves the right to deposit Additional Securities that are substantially similar to those establishing a Trust. This retained right falls within the guidelines promulgated by the IRS and should not affect the taxable status of a Trust.

           A taxable event will generally occur with respect to each Unitholder when a Trust disposes of a Security (whether by sale, exchange or redemption) or upon the sale, exchange or redemption of Units by the Unitholder. The price a Unitholder pays for its Units, including sales charges, is allocated among its pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the date the Unitholder purchases its Units) in order to determine its initial cost for its pro rata portion of each Security held by the Trust.


           For Federal income tax purposes, a Unitholder's pro rata portion of dividends paid with respect to a Security held by a Trust is taxable as ordinary income to the extent of the issuing corporation's current or accumulated earnings and profits. A Unitholder's pro rata portion of dividends paid on a Security that exceed such current or accumulated earnings and profits will first reduce a Unitholder's tax basis in the Security, and to the extent that the dividends exceed a Unitholder's tax basis in the Security will generally be treated as capital gain.



696012.7
                                       B-9

           A Unitholder's portion of gain, if any, upon the sale, exchange or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital gain and will be long-term if the Unitholder has held its Units (and the Trust has held the Securities) for more than one year. Capital gains are generally taxed at the same rates applicable to ordinary income, although non-corporate Unitholders who realize long-term capital gains with respect to Units may be subject to a reduced tax rate of 20%, rather than the regular maximum tax rate of 39.6%. Tax rates may increase prior to the time when Unitholders may realize gains from the sale, exchange or redemption of the Units or Securities.

           A Unitholder will be subject to tax on their shares of dividends or capital gains realized with respect to the Securities held by a Trust whether those amounts are received by the Unitholder in cash or reinvested pursuant to the Reinvestment Plan.



           A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital loss and will be long-term if the Unitholder has held its Units (and the Trust has held the Securities) for more than one year. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses ($1,500 in the case of married individuals filing separately) recognized by non-corporate Unitholders may be deducted against ordinary income.

           An individual Unitholder that itemizes its deductions may also deduct its pro rata share of the fees and expenses of a Trust, but only to the extent that such amounts, together with the Unitholder's other miscellaneous deductions, exceed 2% of its adjusted gross income. The deduction of fees and expenses may also be limited by Section 68 of the Code, which reduces the amount of itemized deductions that are allowed for individuals with incomes in excess of certain thresholds.


           After the end of each calendar year, the Trustee will furnish to each Unitholder an annual statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by a Trust from the disposition of any Security, and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to each Unitholder and to the Internal Revenue Service.


           A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to its pro rata portion of dividends taxable as ordinary income received by a Trust from a domestic corporation or from a qualifying foreign corporation in the same manner as if such corporation directly owned the Securities paying such dividends. However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under
Section 246(c) of the Code) during the 90-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend. Moreover, the allowable percentage of the deduction will be reduced if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. The dividends received deduction is currently 70%. Congress from time to time considers proposals to reduce this percentage.

           As discussed in the section "Termination", each Unitholder may have three options in receiving its termination distributions, which are (i) to receive its pro rata share of the underlying Securities in kind, (ii) to receive cash upon liquidation of its pro rata share of the underlying Securities, or
(iii) to invest the amount of cash it would receive upon the liquidation of its pro rata share of the underlying Securities in units of a future series of the Trusts (if one is offered). A Unitholder that chooses option (i) should be treated as merely exchanging its undivided pro rata ownership of Securities held by the Trust for sole ownership of a proportionate share of Securities, and therefore the transaction should be tax free to the extent Securities are received. Alternatively, the transaction may be treated as an exchange that would qualify for nonrecognition treatment to the extent the Unitholder is exchanging its undivided interest in all of the Trust's Securities for its proportionate number of shares of the underlying Securities. In either instance, the transaction should result in a non-



696012.7
                                      B-10
taxable event for the Unitholder to the extent Securities are received. However, there is no specific authority addressing the income tax consequences of an in-kind distribution from a grantor trust.


           Tax Exempt Investors
           _____________________



           Entities that generally qualify for an exemption from Federal income tax, such as many pension trusts, are nevertheless taxed under Section 511 of the Code on unrelated business taxable income. Unrelated business taxable income is income from a trade or business regularly carried on by the tax-exempt entity that is unrelated to the entity's exempt purpose. Unrelated business taxable income generally does not include dividend or interest income or gain from the sale of investment property, unless such income is derived from property that is debt-financed or is dealer property. A tax-exempt entity's dividend income from the Trust and gain from the sale of Units in the Trust or the Trust's sale of Securities is not expected to constitute unrelated business taxable income to such tax-exempt entity unless the acquisition of the Unit itself is debt-financed or constitutes dealer property in the hands of the tax-exempt entity.

           Before investing in a Trust, the trustee or investment manager of an employee benefit plan (e.g., a pension or profit-sharing retirement plan) should consider among other things (a) whether the investment is prudent under the Employee Retirement Income Security Act of 1974 ("ERISA"), taking into account the needs of the plan and all of the facts and circumstances of the investment in the Trust; (b) whether the investment satisfies the diversification requirement of Section 404(a)(1)(C) of ERISA; and (c) whether the assets of the Trust are deemed "plan assets" under ERISA and the Department of Labor regulations regarding the definition of "plan assets."


           Prospective investors are urged to consult their own tax advisers concerning the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units prior to investing in the Trusts.


                                    LIQUIDITY

           SPONSOR REPURCHASE. Unitholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The aggregate value of the Securities will be determined by the Trustee on a daily basis and computed on the basis set forth under "Trustee Redemption." The Sponsor does not guarantee the enforceability, marketability or price of any Securities in a Portfolio or of the Units. The Sponsor may discontinue the repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which redemption requests are received in proper form by Reich & Tang Distributors, Inc., 600 Fifth Avenue, New York, New York 10020. Units tendered by redemption requests received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Unitholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


           Units purchased by the Sponsor in the secondary market may be reoffered for sale by the Sponsor at a price based on the aggregate value of the Securities in the Trust plus a 4.1% sales charge (or 4.275% of the net amount invested) for the Blue Chip Trust and a 3.9% sales charge (or 4.058% of the net amount invested) for the Small Companies Trust, plus a pro rata portion of amounts, if any, in the Income Account. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.


           The Sponsor may, under certain circumstances, as a service to Unitholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trusts which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Securities, and if such disposition cannot be made by the redemption date (three calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Unitholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

           TRUSTEE REDEMPTION. At any time prior to the Evaluation Time on the business day preceding the commencement of the Liquidation Period (approximately two years from the Initial Date of Deposit), Units may also be tendered to the Trustee for redemption upon payment of any relevant tax by contacting the Sponsor, broker, dealer or financial institution holding such Units in street name. In certain instances, additional documents may be required, such as


696012.7
                                      B-11
trust instrument, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

           Within three business days following a tender for redemption, the Unitholder will be entitled to receive an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time), the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

           A Unitholder will receive his redemption proceeds in cash and amounts paid on redemption shall be withdrawn from the Income Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemptions. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of a Trust will be reduced. The Securities to be sold will be selected by the Trustee in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of each Stock. Provision is made in the Indenture under which the Sponsor may, but need not, specify minimum amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum amounts which would be specified would be approximately 100 shares for readily marketable Securities.


           The Redemption Price per Unit is the pro rata share of the Unit in a Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Securities in the Trust as determined by the Trustee, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Unitholders of record as of the business day prior to the evaluation being made. The Trustee may determine the value of the Securities in a Trust in the following manner: because the Securities are listed on a national securities exchange, this evaluation is based on the closing sale prices on that exchange. If the Trustee deems these prices inappropriate as a basis for evaluation or if there is no such closing purchase price, then the Trustee may utilize, at the Trust's expense, an independent evaluation service or services to ascertain the values of the Securities. The independent evaluation service shall use any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above.


           Any Unitholder tendering 2,500 Units or more of a Trust for redemption may request by written notice submitted at the time of tender from the Trustee in lieu of a cash redemption a distribution of shares of Securities and cash in an amount and value equal to the Redemption Price Per Unit as determined as of the evaluation next following tender. To the extent possible, in kind distributions ("In Kind Distributions") shall be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's bank or broker-dealer at The Depository Trust Company. An In Kind Distribution will be reduced by customary transfer and registration charges. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising the Trust portfolio and cash from the Principal Account equal to the balance of the Redemption Price to which the tendering Unitholder is entitled. If funds in the Principal Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities in the manner described above.

           The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Unitholder at prices which will return to the Unitholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Unitholder on the day he would otherwise be entitled to receive payment of the Redemption Price.


696012.7
                                      B-12

           The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the SEC) an emergency exists as a result of which disposal or evaluation of the securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

           A Unitholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.

                              TRUST ADMINISTRATION

           PORTFOLIO SUPERVISION. Each Trust is a unit investment trust and is not a managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Portfolio of a Trust, however, will not be managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its Securities from the portfolio. It is unlikely that the Trusts will sell any of the Securities other than to satisfy redemptions of Units, or to cease buying Additional Securities in connection with the issuance of additional Units. However, the Trust Agreement provides that the Sponsor may direct the disposition of Securities upon the occurrence of certain events including: (1) default in payment of amounts due on any of the Securities; (2) institution of certain legal proceedings; (3) default under certain documents materially and adversely affecting future declaration or payment of amounts due or expected; (4) determination of the Sponsor that the tax treatment of a Trust as a grantor trust would otherwise be jeopardized; or (5) decline in price as a direct result of serious adverse credit factors affecting the issuer of a Security which, in the opinion of the Sponsor, would make the retention of the Security detrimental to the Trust or the Unitholders.

           In addition, the Trust Agreement provides as follows:

                     (a) If a default in the payment of amounts due on any Security occurs pursuant to provision (1) above and if the Sponsor fails to give immediate instructions to sell or hold that Security, the Trustee, within 30 days of that failure by the Sponsor, shall sell the Security.

                     (b) It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new securities in exchange and substitution for any Security pursuant to a recapitalization or reorganization. If any exchange or substitution is effected notwithstanding such rejection, any securities or other property received shall be promptly sold unless the Sponsor directs that it be retained.

                     (c) Any property received by the Trustee after the Initial Date of Deposit as a distribution on any of the Securities in a form other than cash or additional shares of the Securities, shall be promptly sold unless the Sponsor directs that it be retained by the Trustee. The proceeds of any disposition shall be credited to the Income or Principal Account of the Trusts.

                     (d) The Sponsor is authorized to increase the size and number of Units of the Trusts by the deposit of Additional Securities, contracts to purchase Additional Securities or cash or a letter of credit with instructions to purchase Additional Securities in exchange for the corresponding number of additional Units from time to time subsequent to the Initial Date of Deposit, provided that the original proportionate relationship among the number of shares of each Security established on the Initial Date of Deposit is maintained to the extent practicable. The Sponsor may specify the minimum numbers in which Additional Securities will be deposited or purchased. If a deposit is not sufficient to acquire minimum amounts of each Security, Additional Securities may be acquired in the order of the Security most under-represented immediately before the deposit when compared to the original proportionate relationship. If Securities of an issue originally deposited are unavailable at the time of the subsequent deposit, the Sponsor may (i) deposit cash or a letter of credit with instructions to purchase the Security when it becomes available, or (ii) deposit (or instruct the Trustee to purchase) either Securities of one or more other issues originally deposited or a Substitute Security.


696012.7
                                      B-13

           TRUST AGREEMENT AND AMENDMENT. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the SEC or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Unitholders.

           The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of investors holding 66 2/3% of the Units then outstanding for the purpose of modifying the rights of Unitholders; provided that no such amendment or waiver shall reduce any Unitholder's interest in a Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Units. The Trust Agreement may not be amended, without the consent of the holders of all Units in the Trust then outstanding, to increase the number of Units issuable or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in such Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Unitholders, in writing, of the substance of any such amendment.

           TRUST TERMINATION. The Trust Agreement provides that the Trusts shall terminate as of the Evaluation Time on the business day preceding the Liquidation Period or upon the earlier maturity, redemption or other disposition, as the case may be, of the last of the Securities held in such Trusts and in no event is it to continue beyond the Mandatory Termination Date. If the value of a Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the investors holding 100% of the Units then outstanding. The Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust, and in so doing, the Sponsor will determine the manner, timing and execution of the sales of the underlying Securities. Any brokerage commissions received by the Sponsor from the Trust in connection with such sales will be in accordance with applicable law. In the event of termination, written notice thereof will be sent by the Trustee to all Unitholders. Such notice will provide Unitholders with the following three options by which to receive their pro rata share of the net asset value of the Trust and requires their election of one of the three options by notifying the Trustee prior to the commencement of the Liquidation Period by returning a properly completed election request (to be supplied to Unitholders of at least 2,500 Units at least 20 days prior to such date) (see Part A--"Summary of Essential Information" for the date of the commencement of the Liquidation Period):

                1. A Unitholder who owns at least 2,500 units and whose interest in the Trust would entitle it to receive at least one share of each underlying Security will have its Units redeemed on commencement of the Liquidation Period by distribution of the Unitholder's pro rata share of the net asset value of the Trust on such date distributed in kind to the extent represented by whole shares of underlying Securities and the balance in cash within three business days next following the commencement of the Liquidation Period. Unitholders subsequently selling such distributed Securities will incur brokerage costs when disposing of such Securities. Unitholders should consult their own tax adviser in this regard;

                2. to receive in cash such Unitholder's pro rata share of the net asset value of the Trust derived from the sale by the Sponsor as the agent of the Trustee of the underlying Securities during the Liquidation Period. The Unitholder's pro rata share of its net assets of the Trust will be distributed to such Unitholder within three days of the settlement of the trade of the last Security to be sold; or

                3. to invest such Unitholder's pro rata share of the net assets of the Trust derived from the sale by the Sponsor as agent of the Trustee of the underlying Securities over the Liquidation Period, in units of a subsequent series of Equity Securities Trust (the "New Series"), provided one is offered. It is expected that a special redemption and liquidation will be made of all Units of this Trust held by a Unitholder (a "Rollover Unitholder") who affirmatively notifies the Trustee on or prior to the Rollover Notification Date set forth in the "Summary of Essential Information" for the Trust in Part A. The Units of a New Series will be purchased by the Unitholder within three business days of the settlement of the trade for the last Security to be sold. Such purchaser will be entitled to a reduced sales charge upon the purchase of units of the New Series. It is expected that the terms of the New Series will be substantially the same as the terms of the Trust described in this Prospectus, and that similar options with respect to the termination of such New Series will be available. The availability of this option

696012.7
                                      B-14
           does not constitute a solicitation of an offer to purchase Units of a New Series or any other security. A Unitholder's election to participate in this option will be treated as an indication of interest only. At any time prior to the purchase by the Unitholder of units of a New Series such Unitholder may change his investment strategy and receive, in cash, the proceeds of the sale of the Securities. An election of this option will not prevent the Unitholder from recognizing taxable gain or loss (except in the case of a loss, if and to the extent the New Series is treated as substantially identical to the Trust) as a result of the liquidation, even though no cash will be distributed to pay any taxes. Unitholders should consult their own tax advisers in this regard.

           Unitholders who do not make any election will be deemed to have elected to receive the termination distribution in cash (option number 2).

           The Sponsor has agreed that to the extent they effect the sales of underlying securities for the Trustee in the case of the second and third options during the Liquidation Period such sales will be free of brokerage commissions. The Sponsor, on behalf of the Trustee, will sell, unless prevented by unusual and unforeseen circumstances, such as, among other reasons, a suspension in trading of a Security, the close of a stock exchange, outbreak of hostilities and collapse of the economy, on each business day during the Liquidation Period at least a number of shares of each Security which then remains in the portfolio based on the number of shares of each issue in the portfolio multiplied by a fraction the numerator of which is one and the denominator of which is the number of days remaining in the Liquidation Period. The Redemption Price per 100 Units upon the settlement of the last sale of Securities during the Liquidation Period will be distributed to Unitholders in redemption of such Unitholders' interest in the Trust.

           Depending on the amount of proceeds to be invested in Units of the New Series and the amount of other orders for Units in the New Series, the Sponsor may purchase a large amount of securities for the New Series in a short period of time. The Sponsor's buying of securities may tend to raise the market prices of these securities. The actual market impact of the Sponsor's purchases, however, is currently unpredictable because the actual amount of securities to be purchased and the supply and price of those securities is unknown. A similar problem may occur in connection with the sale of Securities during the Liquidation Period; depending on the number of sales required, the prices of and demand for Securities, such sales may tend to depress the market prices and thus reduce the proceeds of such sales. The Sponsor believes that the sale of underlying Securities over the Liquidation Period as described above is in the best interest of a Unitholder and may mitigate the negative market price consequences stemming from the trading of large amounts of Securities. The Securities may be sold in fewer than five days if, in the Sponsor's judgment, such sales are in the best interest of Unitholders. The Sponsor, in implementing such sales of securities on behalf of the Trustee, will seek to maximize the sales proceeds and will act in the best interests of the Unitholders. There can be no assurance, however, that any adverse price consequences of heavy trading will be mitigated.

           It is expected (but not required) that the Sponsor will generally follow the following guidelines in selling the Securities: for highly liquid Securities, the Sponsor will generally sell Securities on the first day of the Liquidation Period; for less liquid Securities, on each of the first two days of the Liquidation Period, the Sponsor will generally sell any amount of any underlying Securities at a price no less than 1/2 of one point under the last closing sale price of those Securities. On each of the following two days, the price limit will increase to one point under the last closing sale price. After four days, the Sponsor intends to sell the remaining underlying Securities, without any price restrictions.

           Section 17(a) of the 1940 Act generally prohibits principal transactions between registered investment companies and their affiliates. Pursuant to an exemptive order issued by the SEC, each terminating Zacks' Analysts Trust can sell underlying Securities directly to a New Series. The exemption will enable a Trust to eliminate commission costs on these transactions. The price for those securities transferred will be the closing sale price on the sale date on the national securities exchange where the securities are principally traded, as certified and confirmed by the Trustee.

           The Sponsor may for any reason, in its sole discretion, decide not to sponsor any subsequent series of the Trust, without penalty or incurring liability to any Unitholder. If the Sponsor so decides, the Sponsor will notify the Trustee of that decision, and the Trustee will notify the Unitholders before the commencement of the Liquidation Period. All Unitholders will then elect either option 1, if eligible, or option 2.


696012.7
                                      B-15

           By electing to "rollover" into the New Series, the Unitholder indicates his interest in having his terminating distribution from the Trust invested only in the New Series created following termination of the Trust; the Sponsor expects, however, that a similar rollover program will be offered with respect to all subsequent series of the Trust, thus giving Unitholders a yearly opportunity to elect to roll their terminating distributions into a New Series. The availability of the rollover privilege does not constitute a solicitation of offers to purchase units of a New Series or any other security. A Unitholder's election to participate in the rollover program will be treated as an indication of interest only. The Sponsor intends to coordinate the date of deposit of a future series so that the terminating trust will terminate contemporaneously with the creation of a New Series. The Sponsor reserves the right to modify, suspend or terminate the rollover privilege at any time.


           THE SPONSOR. Reich & Tang Distributors, Inc., a Delaware corporation, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment advisor. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020.The sole shareholder of the Sponsor, Reich & Tang Asset Management, Inc. ("RTAM Inc.") is wholly owned by NEIC Holdings, Inc. which, effective December 29, 1997, is wholly owned by NEIC Operating Partnership, L.P. ("NEICOP"). Subsequently, on March 31, 1998, NEICOP changed its name to Nvest Companies, L.P. ("Nvest"). The general partners of Nvest are Nvest Corporation and Nvest L.P. As of March 31, Metropolitan Life Insurance Company ("MetLife") owned approximately 47% of the partnership interests of Nvest. Nvest, with a principal place of business at 399 Boylston Street, Boston, MA 02116, is a holding company of firms engaged in the securities and investment advisory business. These affiliates in the aggregate are investment advisors or managers to over 80 registered investment companies. Reich & Tang is Sponsor (and co-Sponsor, as the case may be) for numerous series of unit investment trusts, including New York Municipal Trust, Series 1 (and Subsequent Series), Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series), Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series) and 5th Discount Series (and Subsequent Series), Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series) and Schwab Trusts.









           The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. The Sponsor will be under no liability to Unitholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

           The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor. If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor;
(b) terminate the Trust Agreement and liquidate the Trusts; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

           THE TRUSTEE. The Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017
(800) 428-8890 and its unit investment trust office at Four New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

           The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Securities or Units in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by any independent evaluation service employed by it. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having

696012.7
                                      B-16
jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities pursuant to the Trust Agreement.

           For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Unitholders."

           The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Unitholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

           Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.


           THE PORTFOLIO CONSULTANT. The Portfolio Consultant is Zacks Investment Research Inc., an Illinois corporation, with offices at 155 North Wacker Drive, Chicago, Illinois 60606. Zacks is a 150 person consulting firm that summarizes, interprets, organizes, evaluates, and distributes the research produced by the 3000 analysts employed by 230 United States brokerage firms. This price driving flow of information has been tracked by Zacks since 1980 and is delivered, on a daily basis, to retail brokers at the Zacks' Web site, www.reswizard.com, and is delivered, on a weekly basis, to individual investors at the Zacks' Web site, www.Zacks.com.

           Zacks Investment Management, a wholly owned subsidiary of Zacks, is a registered investment advisor, with $60 million under management in hedge funds.

           The  Portfolio  Consultant  is  not a  Sponsor  of  the  Trusts.  The
Portfolio Consultant has been retained by the Sponsor, at its expense, to utilize its equity expertise in selecting the Securities deposited in the Trust. The Portfolio Consultant's only responsibility with respect to the Trust, in addition to its role in Portfolio selection, is to monitor the Securities of the Portfolio and make recommendations to the Sponsor regarding the disposition of the Securities held by the Trust. The responsibility of monitoring the Securities of the Portfolio means that if the Portfolio Consultant's views materially change regarding the appropriateness of an investment in any Security then held in the Trust based upon the investment objectives, guidelines, terms, parameters, policies and restrictions supplied to the Portfolio Consultant by the Sponsor, the Portfolio Consultant will notify the Sponsor of such change to the extent consistent with applicable legal requirements. The Sponsor is not obligated to adhere to the recommendations of the Portfolio Consultant regarding the disposition of Securities. The Sponsor has the sole authority to direct the Trust to dispose of Securities under the Trust Agreement. The Portfolio Consultant has no other responsibilities or obligations to the Trust or the Unitholders.

           The Portfolio Consultant may resign or may be removed by the Sponsor at any time on sixty days' prior notice. The Sponsor shall use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Portfolio Consultant. If upon resignation of the Portfolio Consultant no successor has accepted appointment within sixty days after notice of resignation, the Sponsor has agreed to perform this function.



696012.7
                                      B-17

           EVALUATION OF THE TRUST. The value of the Securities in a Trust portfolio is determined in good faith by the Trustee on the basis set forth under "Public Offering--Offering Price." The Sponsor and the Unitholders may rely on any evaluation furnished by the Trustee and shall have no responsibility for the accuracy thereof. Determinations by the Trustee under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Trustee shall be under no liability to the Sponsor or Unitholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee, the Sponsor and the Unitholders may rely on any evaluation furnished to the Trustee by an independent evaluation service and shall have no responsibility for the accuracy thereof.

                           TRUST EXPENSES AND CHARGES

           All or a portion of the expenses incurred in creating and establishing the Trusts, including the cost of the initial preparation and execution of the Trust Agreement, registration of the Trusts and the Units under the Investment Company Act of 1940 and the Securities Act of 1933 and state registration fees, the initial fees and expenses of the Trustee, legal expenses and other actual out-of-pocket expenses, will be paid by the Trusts and charged to capital over the life of the Trusts. Offering costs, including the costs of registering securities with the Securities and Exchange Commission and the states, will be charged to capital over the term of the initial offering period, which may be between 30 and 90 days. All advertising and selling expenses, as well as any organizational expenses not paid by the Trusts, will be borne by the Sponsor at no cost to the Trusts.

           The Sponsor will receive for portfolio supervisory services to the Trusts an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for the Trusts, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Equity Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision.")

           The Trustee will receive, for its ordinary recurring services to the Trusts, an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Unitholders."

           The Trustee's fees applicable to a Trust are payable as of each Record Date from the Income Account of the Trust to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."

           The following additional charges are or may be incurred by a Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unitholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as sponsors of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust to which such expenses are charged. In addition, the Trustee is empowered to sell the Securities in order to make funds available to pay all expenses.

           Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 Cents per 100 Units. Unitholders covered by the audit during the year may receive a copy of the audited financial statements upon request.

696012.7
                                      B-18

                                REINVESTMENT PLAN

           Income and principal distributions on Units (other than the final distribution in connection with the termination of the Trusts) may be reinvested by participating in the Trusts' reinvestment plan. Under the plan, the Units acquired for participants will be either Units already held in inventory by the Sponsor or new Units created by the Sponsor's deposit of Additional Securities as described in "The Trusts-Organization" in this Part B. Units acquired by reinvestment will be subject to a reduced sales charge of 1.00%. Investors should inform their broker, dealer or financial institution when purchasing their Units if they wish to participate in the reinvestment plan. Thereafter, Unitholders should contact their broker, dealer or financial institution if they wish to modify or terminate their election to participate in the reinvestment plan. In order to enable a Unitholder to participate in the reinvestment plan with respect to a particular distribution on their Units, such notice must be made at least three business days prior to the Record Day for such distribution. Each subsequent distribution of income or principal on the participant's Units will be automatically applied by the Trustee to purchase additional Units of the Trusts. The Sponsor reserves the right to demand, modify or terminate the reinvestment plan at any time without prior notice. The reinvestment plan for the Trusts may not be available in all states.

                     EXCHANGE PRIVILEGE AND CONVERSION OFFER

           Unitholders will be able to elect to exchange any or all of their Units of a Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") subject to a reduced sales charge as set forth in the prospectus of the Exchange Trust (the "Exchange Privilege"). Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of an Exchange Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust subject to a reduced sales charge as set forth in the prospectus of the Conversion Trust (the "Conversion Offer"). Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in a Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular Trust portfolio. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. Units in an Exchange or Conversion Trust will be sold to the Unitholder at a price based on the aggregate offer price of the securities in the Exchange or Conversion Trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) during the initial public offering period of the Exchange or Conversion Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the securities in the Exchange or Conversion Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) and a reduced sales charge.

           Except for Unitholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, any purchaser who purchases Units under the Exchange Privilege or Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Unitholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, the sales charge applicable to the purchase of units of an Exchange or Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Unitholder upon his original purchase of Units of the Exchange or Redemption Trust would equal the sales charge applicable in the direct purchase of units of an Exchange or Conversion Trust.



           In order to exercise the Exchange Privilege the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust. The Conversion Offer is limited only to unit owners of any Redemption Trust. Exercise of the Exchange Privilege and the Conversion Offer by Unitholders is subject to the following additional conditions (i) at the time of the Unitholder's election to participate in the Exchange Privilege or the Conversion Offer, there must be units of the Exchange or Conversion Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary

696012.7
                                      B-19
market, (ii) exchanges will be effected in whole units only, (iii) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (iv) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Unitholders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Unitholder for exchange, or from units being redeemed for conversion, will be remitted to such Unitholder.

           The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege and/or the Conversion Offer. The Sponsor will provide Unitholders of the Trusts with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege or the Conversion Offer, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange
Privilege or the Conversion Offer, to add any new unit investment trust sponsored by Reich & Tang or a sponsor controlled by or under common control with Reich & Tang, or to delete a series which has been terminated from eligibility for the Exchange Privilege or the Conversion Offer, (ii) there is a suspension of the redemption of units of an Exchange or Conversion Trust under
Section 22(e) of the 1940 Act, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Unitholders. Unitholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.

           To exercise the Exchange Privilege, a Unitholder should notify the Sponsor of his desire to exercise his Exchange Privilege. To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of an Exchange or Conversion Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Unitholder is a resident, the Unitholder will be provided with a current prospectus or prospectuses relating to each Exchange or Conversion Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge. The conversion transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain a portion of the sales charge.

           TAX CONSEQUENCES OF THE EXCHANGE PRIVILEGE AND THE CONVERSION OFFER. A surrender of Units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Unitholder under the Internal Revenue Code. The Unitholder will realize a tax gain or loss that will be of a long- or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. (See "Tax Status".) A Unitholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                  OTHER MATTERS

           LEGAL OPINIONS. The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022 as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for the Trustee.


696012.7
                                      B-20

           INDEPENDENT ACCOUNTANTS. The Statements of Financial Condition, including the Portfolios, is included herein in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, and upon the authority of said firm as experts in accounting and auditing.

           PERFORMANCE INFORMATION. Total returns, average annualized returns and/or cumulative returns for various periods of the Trusts may be included from time to time in advertisements, sales literature and reports to current or prospective investors. Total return shows changes in Unit price during the period plus reinvestment of dividends and capital gains, divided by the public offering price as of the date of calculation. Average annualized returns show the average return for stated periods of longer than a year. Advertising and sales literature for the Trusts may also include excerpts from the Sponsor's and/or the Portfolio Consultant's research reports on one or more of the stocks in the Trusts, including a brief description of its businesses and market sector, and the basis on which the stock was selected. Figures for actual portfolios will reflect all applicable expenses and, unless otherwise stated, the maximum sales charge. No provision is made for any income taxes payable. Similar figures may be given for this Trust. Trust performance may be compared to performance on a total return basis of the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, the Russell 2000(R) Index or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.

           Pending the approval of the SEC or the National Association of Securities Dealers Regulation, the Sponsor may also include the performance of hypothetical portfolios since 1985 to which the Portfolio Consultant has applied the same investment objectives and selection strategies as described in "The Trust--The Securities" and which the Portfolio Consultant intends to apply to the selection of securities for the Trusts. This performance information is intended to illustrate Zacks strategies and should not be interpreted as indicative of the future performance of the Trusts.




696012.7
                                      B-21





           No person is authorized to give any information or to                   -------------------------------------------------
make any representations not contained in Parts A and B of this                                  EQUITY SECURITIES TRUST
Prospectus; and any information or representation not contained                    -------------------------------------------------
herein must not be relied upon as having been authorized by the                                      SIGNATURE SERIES
Trust, the Trustee or the Sponsor.  The Trust is registered as a unit              -------------------------------------------------
investment trust under the Investment Company Act of 1940.  Such
registration does not imply that the Trust or any of its Units have                              EQUITY SECURITIES TRUST
been guaranteed, sponsored, recommended or approved by the                                     SERIES 18, SIGNATURE SERIES,
United States or any state or any agency or officer thereof.                                 ZACKS' FASTEST GROWING BLUE CHIP
                                                                                                   COMPANIES TRUST AND
                           ------------------                                                     ZACKS' FASTEST GROWING
                                                                                                  SMALL COMPANIES TRUST
           This Prospectus does not constitute an offer to sell, or a solicitation  of an  offer  to  buy,  securities  in any  state  to  any  person
PROSPECTUS to whom it is not lawful to make such offer in such state.
                                                                                                  DATED: APRIL 30, 1999
                            Table of Contents


Title                                                               Page                                 SPONSOR:


   PART A                                                                                    REICH & TANG DISTRIBUTORS, INC.
Summary of Essential Information..................................   A-5                             600 Fifth Avenue
Audit and Financial Information...................................   F-1                         New York, New York 10020
                                                                                                       212-830-5400
 PART B
The Trusts.........................................................  B-1
Risk Considerations................................................  B-3                          PORTFOLIO CONSULTANT:
Public Offering....................................................  B-5
Rights of Unitholders..............................................  B-8                      ZACKS INVESTMENT RESEARCH INC.
Tax Status.........................................................  B-9                          155 North Wacker Drive
Liquidity........................................................... B-11                         Chicago, Illinois 60606
Trust Administration................................................ B-13
Trust Expenses and Charges.......................................... B-18
Reinvestment Plan................................................... B-19                                 TRUSTEE:
Exchange Privilege and Conversion Offer...........................   B-19
Other Matters.....................................................   B-20                         THE CHASE MANHATTAN BANK
                                                                                                   Four New York Plaza
           Parts A and B of this Prospectus do not contain all of the                            New York, New York 10004
information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange
Commission, Washington, D.C., under the Securities Act of 1933, and the Investment Company Act of 1940, and to which reference is hereby made.




696012.7